As filed with the Securities and Exchange Commission.  '33 Act File No. 33-85164
                                                       '40 Act File No. 811-5606
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                 REGISTRATION STATEMENT UNDER THE SECURITIES     /X/
                                   ACT OF 1933

                         Post Effective Amendment No. 4

                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 16                  /X/

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. McCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

      This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

      It is proposed that this filing will become effective (check appropriate space).

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/X/  on December 4, 1995 pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) of Rule 485
/ /  on (date) pursuant to paragraph (a) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to paragraph (a)(3) thereof, a nonrefundable fee in the amount of $500 has been paid to the Commission.  Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22, 1995.
================================================================================


                                        1 of 77

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                            PAGE
Part A    INFORMATION REQUIRED IN A PROSPECTUS
   Item    1.  Cover page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
   Item    2.  Definitions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
   Item    3.  Synopsis or Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
   Item    4.  Condensed Financial Information  . . . . . . . . . . . . . . . . . . . . . . . . . .  N/A
   Item    5.  General Description of Registrant, Depositor, and Portfolio Companies
               (Disclosure regarding use of multiple prospectuses under Registration Statement) . .   11
   Item    6.  Deductions and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
   Item    7.  General Description of Variable Annuity Contracts  . . . . . . . . . . . . . . . . .   16
   Item    8.  Annuity Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20
   Item    9.  Death Benefit and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . .   21
   Item   10.  Purchases and Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .   26
   Item   11.  Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
   Item   12.  Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   29
   Item   13.  Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   32
   Item   14.  Table of Contents of the Statement of Additional Information . . . . . . . . . . . .   32

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
   Item   15.  Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
   Item   16.  Table of Contents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
   Item   17.  General Information and History  . . . . . . . . . . . . . . . . . . . . . . . . . .   35
   Item   18.  Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
   Item   19.  Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . . . . . .   35
   Item   20.  Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   36
   Item   21.  Calculation of Performance Information . . . . . . . . . . . . . . . . . . . . . . .   36
   Item   22.  Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
   Item   23.  Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38

Part C   OTHER INFORMATION
   Item   24.  Financial Statements and Exhibits  . . . . . . . . . . . . . . . . . . . . . . . . .   58
   Item   25.  Directors and Officers of the Depositor  . . . . . . . . . . . . . . . . . . . . . .   60
   Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant . . .   62
   Item   27.  Number of Contract Owners  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   73
   Item   28.  Indemnification  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   73
   Item   29.  Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   73
   Item   30.  Location of Accounts and Records . . . . . . . . . . . . . . . . . . . . . . . . . .   75
   Item   31.  Management Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   75
   Item   32.  Undertakings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   75


                                    2 of 77

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   HOME OFFICE
                                 P.O. BOX 182008
          COLUMBUS, OHIO 43218-2008, 1-800-533-5622, TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE VA SEPARATE ACCOUNT-A
                OF NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      The Individual Deferred Variable Annuity Contracts described in this Prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

      Purchase payments allocated to the Nationwide VA Separate Account-A ("Variable Account"), a separate account of Nationwide Life and Annuity Insurance Company (the "Company") are used to purchase shares at net asset value in one or more of the following Mutual Fund options:

Federated Insurance Management Series      MFS(R) Variable Insurance Trust(SM)
  -Corporate Bond Fund*                          -MFS(R) Emerging Growth Series

  -Equity Growth and Income Fund                 -MFS(R) Total Return Series


Fidelity Variable Insurance Products Fund  Nationwide Separate Account Trust
  -Equity-Income Portfolio                       -Government Bond Fund
  -Overseas Portfolio                            -Money Market Fund

                                                 -Small Company Fund


      This Prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide VA Separate Account-A before investing. You should read it and keep it for future reference. A Statement of Additional Information dated December 4, 1995 has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life and Annuity Insurance Company by calling the number listed above, or writing P. O. Box 182008, Columbus, Ohio 43218-2008.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY THE ADVISER, THE U.S. GOVERNMENT, THE BANK, OR ANY OF THEIR AFFILIATES. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE VARIABLE ACCOUNT FUND OPTIONS INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE VARIABLE ANNUITY CONTRACTS OFFERED UNDER THIS CONTRACT ARE MADE AVAILABLE TO THE CUSTOMERS OF VARIOUS FINANCIAL INSTITUTIONS. ALTHOUGH THESE FINANCIAL INSTITUTIONS MAY COOPERATE WITH THE COMPANY IN THE MARKETING OF THE CONTRACTS TO THE EXTENT PERMITTED UNDER FEDERAL AND STATE LAW, SUCH COOPERATION IN NO WAY IMPLIES RESPONSIBILITY FOR THE GUARANTEES UNDER THE CONTRACTS, WHICH ARE THE SOLE RESPONSIBILITY OF THE COMPANY; NOR DOES SUCH COOPERATION IN ANY WAY IMPLY THAT THE ANNUITY CONTRACTS ARE OBLIGATIONS OF THE FINANCIAL INSTITUTION OR ARE INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. IN THE FUTURE, THE COMPANY MAY ADD TO THE VARIABLE ACCOUNT ONE OR MORE UNDERLYING MUTUAL FUND OPTIONS WHICH ARE MANAGED BY THE FINANCIAL INSTITUTION THROUGH WHICH THIS PROSPECTUS WAS OBTAINED. THESE ADDITIONAL UNDERLYING MUTUAL FUND OPTIONS WILL BE EXCLUSIVELY AVAILABLE TO THE CUSTOMERS OF THAT FINANCIAL INSTITUTION. SIMILAR ARRANGEMENTS WITH OTHER FINANCIAL INSTITUTIONS MAY BE PURSUED BY THE COMPANY.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 4, 1995, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 30 OF THE PROSPECTUS.

                THE DATE OF THIS PROSPECTUS IS DECEMBER 4, 1995.
*The Federated Corporate Bond Fund may invest in lower quality debt securities commonly referred to as junk bonds.

                                     3 of 77

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT-An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT-The person on whose life this Contract is issued and who will receive annuity payments. The Annuitant is named on the Data Page of the Contract, unless changed. No change of Annuitant may be made without the prior consent of the Company. This person must be age 85 or younger at the time of contract issuance.

ANNUITIZATION DATE-The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE-The date on which the annuity payments are scheduled to commence. The Annuity Commencement Date is originally shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION-The method for making annuity payments. Several options are available under this Contract. The Annuity Payment Option is named in the application, unless changed.

ANNUITY UNIT-An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY-The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE-The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY-The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTRACT ANNIVERSARY-An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)-The person who possesses all rights under the Contract, including the right to designate and change the Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and Annuity Commencement Date. If a Joint Owner is named in the application, references to "Contract Owner" or "Owner" in this prospectus, unless otherwise indicated, will apply to both the Owner and Joint Owner.

CONTRACT VALUE-The sum of the Variable Account Contract Value and the Fixed Account Contract Value.

CONTRACT YEAR-Each year starting with either the Date of Issue or a Contract Anniversary.

DATE OF ISSUE-The date shown as the Date of Issue on the Contract Data Page of the Contract.

DEATH BENEFIT-The benefit payable upon the death of the Annuitant. This benefit does not apply upon the death of the Contract Owner when the Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

FIXED ACCOUNT-The Fixed Account is made up of all assets of the Company other than those in any segregated asset account.

FIXED ACCOUNT CONTRACT VALUE-The sum of the value credited, including interest to the Fixed Account attributable to this Contract.

FIXED ANNUITY-An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

INDIVIDUAL RETIREMENT ANNUITY-An annuity which qualifies for treatment under
Section 408 of the Internal Revenue Code.

INTEREST RATE GUARANTEE PERIOD-An Interest Rate Guarantee Period is the interval of time in which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For Purchase Payments into the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

JOINT OWNER-The Joint Owner, if any is named, possesses an undivided interest in the entire Contract, along with the Owner. When a Joint Owner is named, the exercise of any ownership right under the Contract shall require written authorization, signed by both the Owner and Joint Owner, of an intent to exercise such right, unless the Owner and Joint Owner provide in the application that the exercise of any such ownership right may be made by either the Owner or Joint Owner independently of one another. Unless otherwise indicated, references to "Contract Owner" or "Owner" in this prospectus will apply to both the Owner and Joint Owner.

                                     4 of 77

MUTUAL FUND-The registered management investment companies in which the assets of the sub-accounts of the variable account will be invested.

NON-QUALIFIED CONTRACTS-Contracts not issued to or as Qualified Plans, Individual Retirement Annuities or Tax Sheltered Annuities.

NON-QUALIFIED PLANS-Retirement Plans which do not receive favorable tax treatment under the provisions of the Internal Revenue Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom purchase payments are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

QUALIFIED CONTRACTS-Contracts issued under Qualified Plans.

QUALIFIED PLANS-Retirement Plans which receive favorable tax treatment under the provisions of the Internal Revenue Code, including those described in
Section 401 and 403(a) of the Internal Revenue Code.

TAX SHELTERED ANNUITY-An annuity which qualifies for treatment under Section 403(b) of the Internal Revenue Code of 1986, as amended.

VALUATION DATE-Each day the New York Stock Exchange and the Company's home office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares held by the Variable Account, such that the current value of Variable Account Accumulation Units might be materially affected.

VALUATION PERIOD-The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT-A separate investment account of the Company into which Variable Account purchase payments are allocated.

VARIABLE ACCOUNT CONTRACT VALUE-The sum of the value of all Variable Account Accumulation Units attributable to the Contract.

VARIABLE ANNUITY-An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                     5 of 77

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
SUMMARY OF CONTRACT EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
SYNOPSIS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
THE VARIABLE ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Underlying Mutual Fund Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Federated Insurance Management Series  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Fidelity Variable Insurance Products Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         MFS(R) Variable Insurance Trust(SM). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Nationwide Separate Account Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Voting Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS . . . . . . . . . . . . . . . . . . .  12
         Mortality Risk Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Expense Risk Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Elimination of Contingent Deferred Sales Charge  . . . . . . . . . . . . . . . . . . . . . . .  13
         Contract Maintenance Charge and Administration Charge  . . . . . . . . . . . . . . . . . . . .  13
         Premium Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Expenses of the Variable Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Investments of the Variable Account  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Right to Revoke  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Loan Privilege . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Beneficiary Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Ownership Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Substitution of Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Contract Owner Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Value of an Annuity Unit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Assumed Investment Rate  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Frequency and Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Annuity Commencement Date  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Change in Annuity Commencement Date  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Annuity Payment Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Death of Contract Owner  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Death Benefit at Death of Annuitant Prior to the Annuitization Date  . . . . . . . . . . . . .  20
         Death Benefit After the Annuitization Date . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Required Distribution for Qualified Plans or Tax Sheltered Annuities . . . . . . . . . . . . .  21
         Required Distributions for Individual Retirement Annuities . . . . . . . . . . . . . . . . . .  22
         Generation-Skipping Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Contract Owner Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Statements and Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Allocation of Purchase Payments and Contract Value . . . . . . . . . . . . . . . . . . . . . .  24
         Value of a Variable Account Accumulation Unit  . . . . . . . . . . . . . . . . . . . . . . . .  25
         Net Investment Factor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Valuation of Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Determining the Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Surrender (Redemption) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract  . . . . . . . . . . . . .  26
         Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
         Non-Qualified Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
         Diversification  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
         Charge for Tax Provisions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and Tax

                                     6 of 77

         Sheltered Annuities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
         Advertising  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .  30
APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31

                                     7 of 77

SUMMARY OF CONTRACT EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES

Maximum Deferred Sales Charge(1)  . . . . . . . . . . . . . . . . . . .     7%

-------------------------------------------------------------------------------

               RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

      Number of Completed Years from     Contingent Deferred Sales Charge
         Date of Purchase Payment                   Percentage
                    0                                   7%
                    1                                   6%
                    2                                   5%
                    3                                   4%
                    4                                   3%
                    5                                   2%
                    6                                   1%
                    7                                   0%
-------------------------------------------------------------------------------

MAXIMUM CONTRACT MAINTENANCE CHARGE(2)  . . . . . . . . . . . . . . .     $50
VARIABLE ACCOUNT ANNUAL EXPENSES
      Mortality and Expense Risk Charges  . . . . . . . . . . . . . .    1.25%
      Administration Charge   . . . . . . . . . . . . . . . . . . . .    0.15%
      Total Variable Account Annual Expenses  . . . . . . . . . . . .    1.40%

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

-------------------------------------------------------------------------------
                                            Management  Other Expenses  Total Portfolio
                                               Fees                     Company Expenses
     Federated - Corporate Bond Fund          0.60%         0.20%           0.80%



     Federated - Equity Growth and            0.00%         0.85%           0.85%

     Income Fund
     Fidelity VIP-Equity-Income Portfolio     0.52%         0.06%           0.58%
     Fidelity VIP - Overseas Portfolio        0.77%         0.15%           0.92%
     MFS(R) - Emerging Growth Series          0.75%         0.51%           1.26%
     MFS(R) - Total Return Series             0.71%         0.05%           0.76%
     NSAT - Government Bond Fund              0.50%         0.01%           0.51%
     NSAT - Money Market Fund                 0.50%         0.04%           0.54%

     NSAT - Small Company Fund                1.00%         0.25%           1.25%
-------------------------------------------------------------------------------

1 Once each year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. The free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against purchase payments (see "Contingent Deferred Sales Charge").

2 The one-time Contract Maintenance Charge is deducted when the Contract is established. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial purchase payment and plan type (see "Contract Maintenance Charge and Administration Charge").

3 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value.

                                     8 of 77

                                    EXAMPLE
The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial purchase payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $50 one-time Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                       If you surrender your Contract at  If you do not surrender your   If you annuitize your Contract at
                         the end of the applicable time    Contract at the end of the      the end of the applicable time
                                     period                  applicable time period                   period
                           1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.     1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.

Federated - Corporate       92     122    154      267     29      77     127     267         *        77      127      267
Bond Fund
Federated - Equity
Growth and Income           92     123    157      272     29      78     130     272         *        78      130      272
Fund
Fidelity VIP-Equity-        89     115    143      243     26      70     116     243         *        70      116      243
Income Portfolio
Fidelity VIP -              93     126    161      279     30      81     134     279         *        81      134      279
Overseas Portfolio
MFS(R) - Emerging           96     136    179      314     33      91     152     314         *        91      152      314
Growth Series
MFS(R) - Total Return       96     120    152      262     28      75     125     262         *        75      125      262
Series
NSAT - Government           89     113    139      235     26      68     112     235         *        68      112      235
Bond Fund
NSAT - Money Market         89     113    141      239     26      68     114     239         *        68      114      239
Fund
NSAT - Small                96     136    178      313     33      91     151     313         *        91      151      313
Company Fund


*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The expenses of the Nationwide VA Separate Account-A as well as those of the underlying Mutual Fund are reflected in the table. For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more and complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund option, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                     9 of 77

                                    SYNOPSIS

      The Company does not deduct a sales charge from purchase payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all purchase payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

      In addition, when the Contract is established, the Company will deduct a one-time Contract Maintenance Charge. The one-time Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial purchase payment. The Company will also assess an Administration Charge equal to an annual rate of 0.15% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").

      The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

      The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

      The initial first year purchase payment must be at least $5,000 for Non-Qualified Contracts or $2,000 for Individual Retirement Annuities. However, if periodic purchase payments are expected by the Company, this initial first year minimum may be satisfied by purchase payments made on an annualized basis. The cumulative total of all purchase payments under a Contract may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

      If the Contract Value at the Annuity Commencement Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least that amount (see "Frequency and Amount of Annuity Payments").

      Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable at the time purchase payments are made, the premium tax deduction will be made from the Contract prior to allocation to any underlying Mutual Fund option (see "Premium Taxes").

      To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the home office of the Company, at the address shown on page 1 of this Prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments (see "Right to Revoke").

                                    10 of 77

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      The Financial Horizons Life Insurance Company, a stock life insurance company organized under the laws of the State of Ohio, was established in February, 1981. Pursuant to a resolution by the Board of Directors, the name of Financial Horizons Life Insurance Company was changed to Nationwide Life and Annuity Insurance Company. The name change will be operationally effective pursuant to and as permitted by the laws of each state. The Company is a member of the "Nationwide Insurance Enterprise," with its home office at One Nationwide Plaza, Columbus, Ohio 43216. The Company offers certain life insurance products and annuities.

                              THE VARIABLE ACCOUNT

      The Variable Account was established by the Company on May 6, 1987, pursuant to the provisions of Ohio law. On April 6, 1988, the name of the Variable Account was established as the "Financial Horizons VA Separate Account-1." The name of the Variable Account was changed to "Nationwide VA Separate Account-A" pursuant to a resolution by the Board of Directors. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

      The Variable Account is a separate investment account of the Company and, as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

      Purchase payments are allocated within the Variable Account among one or more sub-accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two sub-accounts within the Variable Account for each of the underlying Mutual Fund option(s) which may be designated by the Contract Owner. One such sub-account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such sub-account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

      A summary of investment objectives is contained in the description of each underlying Mutual Fund below. More detailed information may be found in the current prospectus for each underlying Mutual Fund option offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life and Annuity Insurance Company by calling (800) 533-5622, TDD (800) 238-3035 or writing P.O. Box 182008, Columbus, Ohio 43218-2008.

      The underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of a conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

      Contract Owners may choose from among the following underlying Mutual Fund options under the Contracts. There can be no assurance that any of the underlying Mutual Fund options will achieve its objective.

FEDERATED INSURANCE MANAGEMENT SERIES

      The Insurance Management Series (the "Trust") is an open-end, management investment company organized as a Massachusetts business trust under a Declaration of Trust on September 15, 1993. Shares of the Fund are sold to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Federated Advisers, a Delaware business trust organized on April 11, 1989, serves as the Series' adviser.

                                    11 of 77

      -CORPORATE BOND FUND

       Investment Objective: To seek high current income by investing primarily (at least 65% of fund assets) in lower-rated corporate bonds. Other fixed income securities in which the Fund invests include, but are not limited to, preferred stocks, debentures, notes, equipment lease certificates, and equipment trust certificates. The potential for capital growth may be considered in the purchase of various fund assets, but only when consistent with the investment objective of high current income.

       THE FUND'S PORTFOLIO CONSISTS PRIMARILY OF LOWER-RATED CORPORATE DEBT OBLIGATIONS, WHICH ARE COMMONLY REFERRED TO AS "JUNK BONDS." PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND.


       -EQUITY GROWTH & INCOME FUND
       Investment Objective: Primarily to achieve long-term growth of capital and secondarily, to provide income. The Fund pursues its investment objectives by investing under normal circumstances at least 65% of its total assets in common stock of "blue- chip" companies. "Blue-chip" companies are generally top-quality, established growth companies which, in the opinion of the investment adviser, meet specified criteria which is enumerated in the underlying mutual fund prospectus. There is no assurance that the Fund will achieve its investment objectives.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the fund's manager.

      -EQUITY-INCOME PORTFOLIO

      Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

      -OVERSEAS PORTFOLIO

      Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

MFS(R) VARIABLE INSURANCE TRUST(SM)

       The Trust is an open-end, registered management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated February 1, 1994. The Trust currently offers shares of each Series to insurance company separate accounts that fund Contracts. Massachusetts Financial Services Company, a Delaware Corporation ("MFS" or the "Adviser"), is the investment adviser to each Series.

      MFS(R) EMERGING GROWTH SERIES

      Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital.

      -MFS(R) TOTAL RETURN SERIES

      Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Series believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential.

      THE MFS EMERGING GROWTH SERIES AND THE MFS TOTAL RETURN SERIES MAY INVEST TO A LIMITED EXTENT IN LOWER RATED FIXED INCOME SECURITIES OR COMPARABLE UNRATED SECURITIES COMMONLY KNOWN AS "JUNK BONDS."

                                    12 of 77

NATIONWIDE SEPARATE ACCOUNT TRUST

      Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the separate underlying Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

      -GOVERNMENT BOND FUND
      Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

      -MONEY MARKET FUND
      Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.


      -SMALL COMPANY FUND
      Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of different investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.


VOTING RIGHTS

      Voting rights under the Contracts apply ONLY with respect to purchase payments or accumulated amounts allocated to the Variable Account.

      In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from persons whose Contract Value is measured by units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which is attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable share of the underlying Mutual Funds.

      The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

      Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

      Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions with respect to the proportion of the underlying Mutual Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                                    13 of 77

       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

      The Company assumes a "mortality risk" that variable annuity payments will not be affected by the death rates of persons receiving such payments or of the general population by virtue of annuity rates incorporated in the Contract which cannot be changed.

      For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The deduction of the Mortality Risk Charge is made from each sub-account in the same proportion that the Contract Value in each sub-account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

      The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The deduction of the Expense Risk Charge is made from each sub-account in the same proportion that the Contract Value in each sub-account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

      No deduction for a sales charge is made from the purchase payments for these Contracts. However, the Contingent Deferred Sales Charge (CDSC), referred to below, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company expects to recover most of its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6.90% of purchase payments.

      The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the purchase payments that are surrendered. For purposes of calculating the amount of the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest purchase payment made to the Contract, then from the next oldest purchase payment and so forth, with any earnings deemed to be withdrawn last. (Earnings are not subject to any surrender charges.) For tax purposes, a surrender is treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to purchase payments withdrawn within the time periods set forth. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years, or upon the death of the Annuitant. The Contingent Deferred Sales Charge applies as follows to purchase payments withdrawn:

      NUMBER OF COMPLETED               CONTINGENT DEFERRED
       YEARS FROM DATE OF                   SALES CHARGE
        PURCHASE PAYMENT                     PERCENTAGE
               0                                 7%
               1                                 6%
               2                                 5%
               3                                 4%
               4                                 3%
               5                                 2%
               6                                 1%
               7                                 0%

      Once each year after a purchase payment has been made under the Contract, 10% of that purchase payment may be withdrawn without imposition of the Contingent Deferred Sales Charge. This free withdrawal

                                    14 of 77
privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. No sales charges are deducted on redemptions used to purchase units in the Fixed Account of this annuity (see "Fixed Account Allocations").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

      For Tax Sheltered Annuity Contracts and Qualified Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       1. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code
              Section 401(k));

       2.     the Plan Participant becomes disabled (within the meaning of Code
              Section 72(m)(7));

       3. the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

       4. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

       5.     the Plan Participant dies; or

       6.     the Plan Participant annuitizes after 2 years in the Contract.

      For Non-Qualified Contracts and Individual Retirement Annuities other than SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       1.     the Annuitant dies; or

       2.     the Contract Owner annuitizes after 2 years in the Contract.

      In addition, the Company may waive or reduce the Contingent Deferred Sales Charge for Non-Qualified Contracts when sales are made without commission or other standard distribution expenses, resulting in savings to the company for the cost of the distribution effort.

      After the third Contract Anniversary, the Contingent Deferred Sales Charge will not apply if the Owner is confined to a long term care facility or hospital, and has been so confined for a continuous 90 day period as of the date of the request for surrender.

         When a Contract described in this Prospectus is exchanged for another Contract issued by the Company, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

      In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where prohibited by state law.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

      The Company deducts a Contract Maintenance Charge and an Administration Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Administration Charge is equal on an annual basis to 0.15% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each sub-account in the same proportion that the contract Value in each sub-account bears to the total Contract Value in the Variable Account. The Company will monitor these charges to ensure that they do not exceed annual administration expenses. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law. The Contract Maintenance Charge will apply in the amounts set forth below:

                                    15 of 77

For Individual Retirement Annuities and Non-Qualified Contracts the Contract Maintenance Charge is a one-time set up fee. The Contract Maintenance Charge varies from $50 to $0. Variances are based upon the initial purchase payment as follows:

                                               One-Time
  Initial Purchase Payment            Contract Maintenance Charge
        Up to $14,999                             $50
     $15,000 to $39,999                           $30
      $40,000 and over                             $0

For Qualified, Tax Sheltered Annuity, and SEP-IRA Contracts, there is no Contract Maintenance Charge.

PREMIUM TAXES

      The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon purchase payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. The range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such taxes from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at annuitization, or (3) in those states which require, at the time purchase payments are made to the Contract.

EXPENSES OF THE VARIABLE ACCOUNT

      Expenses of the Variable Account include: (1) administration expenses relating to the issuance and maintenance of the Contracts; (2) expenses relating to the mortality risks associated with the guarantee of annuity purchase rates at issue for the life of the Contracts and the payment of minimum death benefits regardless of the investment experience of the Variable Account; and (3) expenses associated with the risk assumed by the Company in guaranteeing that the Contract Maintenance Charge and administrative fee will not be increased regardless of the actual administrative expenses of the Company.

      Deductions from and expenses paid of the assets of the underlying Mutual Funds are described in each of the underlying Mutual Fund's prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT

      At the time of purchase each Contract Owner elects to have purchase payments attributable to his or her participation in the Variable Account allocated among one or more of the sub-accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Funds specified by the Contract Owner are purchased at net asset value for the respective sub- account(s) and converted into Accumulation Units. Such election is subject to any minimum purchase payment limitations which may be imposed by the underlying Mutual Funds designated. The election as to allocation of purchase payments or as to transfers of the Contract Value from one sub-account to another may be changed by the Contract Owner pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

      The Contract Owner may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this prospectus.

      The liability of the Variable Account under this provision is limited to the Contract Value in each sub-account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                                    16 of 77

TRANSFERS

      The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account. No penalty shall be assessed with respect to any such transfer. The Company reserves the right to restrict transfers from the Variable to the Fixed Account to 25% of the Contract Value for any 12 month period. The Company, at its sole discretion, reserves the right to refuse transfers or deposits to the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. The Company may, in any Contract Year, restrict transfers from the Variable Account to the Fixed Account to 10% of the Variable Account at the time of the transfer. All amounts transferred must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Therefore, the Interest Rate Guarantee Period for deposits or transfers to the Fixed Account may continue for up to three months after a one year period has expired. The Owner's value in each sub-account will be determined as of the date the transfer request is received in the home office in good order.

      The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Should the Company exercise this right, the specific percentage will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement. Transfers must be made prior to the Annuitization Date.

      Transfers among the sub-accounts may be made either in writing, or by telephone, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect the privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

ASSIGNMENT

      Where permitted, the Contract Owner may assign the Contract at any time during the lifetime of the Annuitant. Any assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

      If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to purchase payments made after August 13, 1982, which is pledged or assigned shall be treated as a distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which assigned or pledged. In addition, any Contract Values assigned would, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Individual Retirement Annuities, Individual Retirement Accounts, and Tax Sheltered Annuities are not eligible for assignment.

                                    17 of 77

LOAN PRIVILEGE

      Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from his or her Contract Value, subject to the terms of the Contract, the Plan, and Section 72 of the Internal Revenue Code ("Code"), which imposes restrictions on loans.

      Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

      For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

      All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

      Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0% or any lesser rate as permitted by law. Specific loan terms are disclosed at the time of loan application or loan issuance.

      Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made, unless specified otherwise.

      If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If a Contract Owner who is not the Annuitant dies prior to annuitization and while the loan is outstanding, the distribution will be reduced by the amount of the loan outstanding plus any accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in Section 1035 of the Internal Revenue Code.

      If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distribution under the Contract and paid to the Company. Any loan payment which is not made when due, plus interest will be treated as a distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty.

      Loans may also be limited or controlled by the provisions of the employer's plan.

      Loan repayments must be identified as such or else they will be treated as purchase payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify

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

the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, Non Qualified Contracts and SEP-IRA Contracts are not eligible for loans.

BENEFICIARY PROVISIONS

      Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change will, upon receipt by the Company at its home office, take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

      Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate. The Beneficiary will be the designated person or persons who survive the Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation.

OWNERSHIP PROVISIONS

      Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT.

      If named, the Joint Owner possesses an undivided interest in the entire Contract, along with the Owner. When a Joint Owner is named, the exercise of any ownership right in the Contract shall require a written indication, signed by both the Owner and Joint Owner, of an intent to exercise such right, unless the Owner and Joint Owner provide in the application that the exercise of any such ownership right may be made by either the Owner or Joint Owner independently of one another. In this latter situation, the Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either the Owner or Joint Owner. Unless otherwise indicated, references to "Contract Owner" or "Owner" in this prospectus will apply to both the Owner and Joint Owner.

      The Annuitant may become the Contract Owner on and after the Annuitization Date, subject to the terms elected at annuitization. Where the Contract is not issued in connection with a Qualified Plan, Tax Sheltered Annuity or Individual Retirement Annuity, and the Contract Owner or Joint Owner dies before the Annuitization Date, a distribution will be paid in accordance with the "Death of Contract Owner" provision. If the Annuitant does not survive the Contract Owner or if the Owner and the Annuitant are the same person, contract ownership will be determined in accordance with the "Death Benefit At Death Of Annuitant Prior To The Annuitization Date" provision. Where the Contract is issued pursuant to a Tax Sheltered Annuity or a Qualified Plan, the rights of the Owner, Joint Owner, and Annuitant may be subject to the terms of the Plan.

      Prior to the Annuitization Date, the Contract Owner may name a new Owner at any time which will automatically revoke any prior choice. Such change may be subject to state and federal gift taxes and may be treated as an assignment of the Contract for federal income tax purposes. Such an assignment would result in a deemed distribution of the Contract. Any request for change must be made in writing and received by the Company at its home office. A request for change of Owner must be a "Proper Written Application." The Company may require a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

      A change in the Annuitant will have the following conditions: (1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting by the Company. A change of the Annuitant shall be treated as the death of the Owner for purposes of the "Death of Contract Owner" provision, if the Owner is not an individual.

SUBSTITUTION OF SECURITIES

      If the shares of the underlying Mutual Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further

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                                    19 of 77
investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future by purchase payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

      Contract Owner inquiries may be directed to Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling (800) 533-5622, TDD (800) 238-3035.

                    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

      At the Annuitization Date a portion of the Contract Value may be applied to the Annuity Payment Option elected in accordance with the Annuity Table stated in the Contract.

      Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuity Commencement Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment. Once Variable Annuity payments begin, the Owner may exchange amounts among the sub-account options once per year.

VALUE OF AN ANNUITY UNIT

      The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a sub-account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (which is used for establishing the first variable annuity payment) (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

      A 3.5% Assumed Investment Rate is built into the first variable annuity payments. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

      Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least that amount.

ANNUITY COMMENCEMENT DATE

      The Contract Owner selects an Annuity Commencement Date at the time of Application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to terms of a Qualified Plan, annuitization may occur during the first 2 years, subject to approval by the Company.

                                       18


                                    20 of 77

CHANGE IN ANNUITY COMMENCEMENT DATE

      The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

      If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Annuitant's 85th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

ANNUITY PAYMENT OPTIONS

      The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuity Commencement Date, elect one of the following Annuity Payment Options.

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) Any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in (2) below.

       (2) The present value, computed as of the date in which notice of death is received by the Company at its home office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, commuted at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

      Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

      If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Contracts issued in connection with Qualified Plans, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum distribution requirements set forth in the Plan, Contract, or Internal Revenue Code.

DEATH OF CONTRACT OWNER

      Upon the death of the Owner or Joint Owner, if any, the following rules will apply in those situations in which the Contract was not issued in connection with a Qualified Plan, Tax Sheltered Annuity or Individual Retirement Annuity.

       1. In the event the death occurs before the Annuitization Date, the entire interest of the Contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within five years after the Owner's death. In the alternative, the party entitled to receive the distribution may elect to receive the distribution in the form of a life annuity or an annuity for a period certain not exceeding his or her life expectancy. Such an annuity must begin within one year from the date of the Owner's death.

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                                    21 of 77

              If the deceased Owner and the Annuitant are not the same person, the distribution described above will be paid to the Joint Owner, if any. If no Joint Owner is named, the Annuitant will receive the distribution. No Death Benefit is payable upon the death of the Contract Owner, but distribution must be made as described above.

              If the deceased Owner and the Annuitant are the same person or if the Annuitant predeceases the Owner, the distribution will be made in accordance with the distribution requirements set forth in the "Death Benefit At Death Of Designated Annuitant Prior To The Annuitization Date" provision, provided, however, that all distributions made as a result of the death of the Owner shall be made within the time limits set forth in this paragraph.

              If the person entitled to receive the distribution is the Owner's spouse, the Contract may be continued by such spouse without compliance with the distribution rules set forth herein.

      2. In the event the Owner/Annuitant dies on or after the Annuitization Date, distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner/Annuitant's death.

      If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a distribution pursuant to Section (1), regardless of whether a Contingent Annuitant has also been named. The distribution will take the form of either:

      (a) the Death Benefit described below (if the Annuitant has died and there is no Contingent Annuitant), or, in all other cases,

      (b) the benefit described in Section (1) above, except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in Section (1) above.

      In the event the Owner is not an individual, the death of the Annuitant (or a change of the Annuitant) will result in a distribution pursuant to paragraph (1) above, regardless of whether or not a Contingent Annuitant has been named.

      Contracts issued in connection with Qualified Plans, Individual Retirement Annuities or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Internal Revenue Code, concerning distributions upon the death of the Owner or the Annuitant (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities" and "Required Distribution for Individual Retirement Annuities").

DEATH BENEFIT AT DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

      If the Annuitant dies prior to the Annuitization Date, a Death Benefit will be paid to the Beneficiary upon receipt of due proof of death of the Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both: (1) due proof of death; and (2) an election for either a single sum payment or an Annuity Payment Option.

      If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum.

      Contracts issued in connection with Qualified Plans, Tax Sheltered Annuities, or Individual Retirement Annuities will be subject to specific rules set forth in the Plan or Contract concerning distributions upon death of the Annuitant.

      If the Annuitant dies prior to the first day of the calendar month following his or her 85th birthday, the value of the Death Benefit will be the greater of (i) the sum of all purchase payments, less any amounts surrendered,
(ii) the Contract Value or (iii) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary. If the Annuitant dies on or after his or her 85th birthday, then the Death Benefit will be equal to the Contract Value.

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

      If the Owner/Annuitant dies prior to the first day of the calendar month following his or her 85th birthday, and

       1. the Contract Value is less than the Death Benefit as defined above, and

       2. the Beneficiary is entitled to continue the Contract indefinitely (in the case of a beneficiary-spouse) or for any period of time consistent with Section 72 of the Internal Revenue Code (in the case of non-spousal beneficiaries), then the following option will be provided:

              At the direction of the Beneficiary, and in lieu of distribution of the Death Benefit, the Company will credit the Contract with the difference between the Contract Value and the Death Benefit. Any such credit shall be made among the various sub- accounts of the Variable Account and the Fixed Account in the same proportional allocation existing at the time of the Owner/Annuitant's death.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

      If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

      The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Internal Revenue Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payment Option selected, over

       A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary.

      If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as those terms are used in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

      If the Owner dies prior to the commencement of his or her distribution, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death unless:

(a) In the case of a Tax Sheltered Annuity, the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the Annuity as a Tax Sheltered Annuity established for his or her benefit; or

       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

      If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

      Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life

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

expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Income Tax Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

      Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or designated Beneficiary, or (b) a period not exceeding the Owner's life expectancy or the life expectancy of the Owner and the Owner's spouse or designated Beneficiary.

      If the Owner dies prior to the commencement of his or her distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive distribution of the account over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

      If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in Section (a)(i) above.

      If the amounts distributed are less than those mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

      A pro-rata portion of all distributions will be included in the gross income of the person receiving the distribution and taxed at ordinary income tax rates. The portion of the distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible contributions for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities and Accounts.

      Individual Retirement Annuity distributions will not receive the benefit of the tax treatment of a lump sum distribution from a Qualified Plan. If the Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

      The Company may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Internal Revenue Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax the Company is required to pay by Section 2603 of the Internal Revenue Code.

      A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                              GENERAL INFORMATION

CONTRACT OWNER SERVICES

      ASSET REBALANCING-The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock

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

Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of purchase payments. An Asset Rebalancing request must be made in writing on a form provided by the Company.

      Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Internal Revenue Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss a specific Contract.

      The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Contract Owners; however, any such discontinuation would not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      DOLLAR COST AVERAGING-The Contract Owner may direct the Company to automatically transfer funds from the Money Market sub-account or the Fixed Account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account or the Fixed Account will be processed monthly until either the value in the Money Market sub-account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

      The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners however; any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

      SYSTEMATIC WITHDRAWALS-A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. Unless otherwise directed by the Contract Owner, the Company will withhold 20% for federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

      The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice to Contract Owners; however, such discontinuation would not affect Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

      If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greater of (i) 10% of the total sum of all purchase payments made to the contract at the time of withdrawal, less any purchase payments previously withdrawn that were subject to a CDSC, or (ii) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

                     CONTRACT OWNER'S AGE                           PERCENTAGE OF CONTRACT VALUE
                     --------------------                           ----------------------------
                         Under 59-1/2                                            5%
                       59-1/2 to 70-1/2                                          7%
                         70-1/2 to 75                                            9%
                          75 and Over                                           13%

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

      If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

      The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described above are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Company at its home office (In the case of Joint Owners, the older Owner's age will be used). The Contract Owner may elect to take such CDSC-free amounts only once each Contract Year. Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non- cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

      Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of Contract. The Company also reserves the right to assess a processing fee for this service. A Systematic Withdrawal program will terminate automatically at the end of each Contract Year and may be reinstated only pursuant to a new request.

STATEMENTS AND REPORTS

      The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners immediately each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional purchase payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed at the end of each calendar quarter detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurate unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an semi-annual report and a annual report containing financial statements for the Variable Account, as of June 30 and December 31, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

      Purchase payments are allocated to one or more sub-accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.

      The initial first year purchase payment must be at least $5,000 for Non-Qualified Contracts or $2,000 for Individual Retirement Annuities. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by purchase payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $100 each for Non-Qualified Contracts and $150 for Individual Retirement Annuities. The Company, however, reserves the right to lower the purchase payment minimum for certain employer sponsored programs. The Company may reject any purchase payment that does not meet the minimum payment requirement. The Contract Owner is not obligated to continue purchase payments in the amount or at the frequency elected. There are no penalties for failure to continue purchase payments.

      The cumulative total of all purchase payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

      THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

      The initial purchase payment allocated to designated sub-accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the Application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the purchase payment for up to 5 business days while attempting to complete an incomplete

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

Application. If the Application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the purchase payment until the Application is made complete. Thereafter, the purchase payment will be priced within 2 business days.

      Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

      The value of a Variable Account Accumulation Unit for each sub-account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

      The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period,

(b) is the net asset value per share of the underlying Mutual Fund held in the sub-account determined as of the end of the immediately preceding Valuation Period, and

(c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.40% of the daily net asset value of the Variable Account.

      For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (Nationwide Separate Account Trust Money Market
Fund) the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

      The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves (see "Charge For Tax Provisions").

VALUATION OF ASSETS

      Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

      The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account attributable to the Contract is the Contract Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the purchase payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

                                       25


                                    27 of 77

SURRENDER (REDEMPTION)

      While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper Written Application" means that the surrender must be requested in writing by the Contract Owner, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, by a Commercial Bank or by a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving Joint Owner), the Company will require additional documentation of a customary nature.

      The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each sub-account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the sub-accounts and Fixed Account bears to the total Contract Value.

      The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's home office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of purchase payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

      With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

      Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Internal Revenue Code (403(b)(7) Custodial Accounts), may be executed only-

       1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

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

B.     The surrender limitations described in A. above also apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to Tax Sheltered Annuities after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

      A premature distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Internal Revenue Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 401(k)(2)(B), Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

      The contract surrender provisions may also be modified pursuant to the plan terms and Internal Revenue Code tax provisions when the contract is issued pursuant to a Qualified Plan.

      INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

      The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

      Section 72 of the Internal Revenue Code (the "Code") governs taxation of annuities in general. That section sets forth different rules for annuities purchased by Qualified Plans, Individual Retirement Annuities and Tax Sheltered Annuities, and annuities which are not purchased by such plans (for discussion of tax treatment of Non-Qualified Contracts, see below. For discussion of tax treatment of other Contracts, see "Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and Tax Sheltered Annuities.")

      The tax treatment of Qualified Plans, Individual Retirement Annuities, and Tax Sheltered Annuities and annuities purchased by such plans is controlled by the Internal Revenue Code. You should consult your financial consultant or tax adviser to discuss in detail your particular tax situation and the use of the Contracts.

      Generally the amount of any payment of items of interest to a nonresident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

NON-QUALIFIED CONTRACTS

      The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

      Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a distribution, all annuity

                                    29 of 77
contracts issued after October 21, 1988, by the same company to the same policyholder during any 12-month period, will be treated as one annuity contract. (Additional limitations on the use of multiple contracts may be imposed by Treasury regulations which may be issued to prevent the avoidance of the purpose of these rules). Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

      The Tax Reform Act of 1986 changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase.

      Internal Revenue Code Section 72 also provides for a penalty, equal to 10% of any distribution which is includable in gross income, if such distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Annuitant (and the Annuitant's Beneficiary), or the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

      In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for distribution to be made upon the death of the Contract Owner or Joint Owner (see "Death of Contract Owner").

      The Company is required to withhold tax from certain distributions to the extent that such distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such distribution, but may be subject to penalties in the event insufficient federal income tax is paid, through withholding or estimated payments, during a calendar year.

      Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Internal Revenue Code.

DIVERSIFICATION

      The Internal Revenue Service has promulgated regulations under Section 817(h) of the Internal Revenue Code ("Code") relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

CHARGE FOR TAX PROVISIONS

      The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

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

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

      The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of purchase payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

      The Internal Revenue Code of 1986, as amended, permits the rollover of most distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more; or

       2.     a required minimum distribution.

      Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

      Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the Contract Value or the sum of all purchase payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity does not qualify for the desired tax treatment.

      The Contract is available for Qualified Plans electing to comply with section 404(c) of the Employee Retirement Income Security Act (ERISA). It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

      The Company may from time to time advertise several types of historical performance for the sub-accounts of the Variable Account. The Company may advertise for the sub-accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund held in the sub-account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

      Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as will average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

      For those underlying Mutual Fund options which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

      A "yield" and "effective yield" may also be advertised for the Nationwide Separate Account Trust Money Market Fund sub- account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering

                                       29


                                    11 of 77
price of the sub-account's units. Yield is an annualized figure, which means that it is assumed that the sub-account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

      The Company may also from time to time advertise the performance of the sub-accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

      The sub-accounts of the Variable Account may also be compared to certain market indices, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and Dow Jones Industrial Average.

      Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., Morningstar, Donoghue's, CDA/Wiesenberger; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Mutual Funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying mutual funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

      The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the company or the contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

                               LEGAL PROCEEDINGS

      There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which the Company and the Variable Account are parties or to which any of their property is subject.

      The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                             PAGE
General Information and History . . . . . . . . . . . . . . . . . . . . . . .  1
Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Purchase of Securities Being Offered  . . . . . . . . . . . . . . . . . . . .  1
Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
Calculations of Performance . . . . . . . . . . . . . . . . . . . . . . . . .  2
Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

                                       30


                                    32 of 77

                                    APPENDIX

      Purchase payments allocated to the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the Fixed Account portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide VA Separate Account- A and any other segregated asset account. Fixed Account purchase payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

      The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

      The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

      Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New purchase payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable sub-accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

      The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

      Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period"). Transfer under this provision must be made within 45 days after the expiration date of the guarantee period. The Company reserves the right to refuse transfers or deposits to the Fixed Account if the Fixed Account is greater than or equal to 30% of the total

                                    33 OF 77

Contract Value. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                      ANNUITY PAYMENT PERIOD FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

      A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

      The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

      The Annuity Tables contained in the Contracts are based on the 1983 "Table a" Individual Annuity Mortality Table (set back six years) and 3.0% interest.

                                       32


                                    34 of 77

                      STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 4, 1995

             INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                    BY THE NATIONWIDE VA SEPARATE ACCOUNT-A
                OF NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated December 4, 1995. The Prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P. O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-533-5622.



                                         TABLE OF CONTENTS
                                                                                       PAGE
General Information and History . . . . . . . . . . . . . . . . .  . . . . . . . . . .   1
Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .   1
Purchase of Securities Being Offered  . . . . . . . . . . . . . .  . . . . . . . . . .   1
Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .   2
Calculations of Performance . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .   2
Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .   3
Financial Statements  . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .   4

GENERAL INFORMATION AND HISTORY

      The Nationwide VA Separate Account-A is a separate investment account of Nationwide Life and Annuity Insurance Company ("Company"). On April 7, 1988, ownership of the Company changed from Nationwide Mutual Insurance Company to Nationwide Life Insurance Company. The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Life Insurance Company. The common stock of Nationwide Life Insurance Company is owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

      The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

      The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

      The financial statements have been included herein in reference upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

      The Contract Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict the transfer to 25% of the Contract Value in any 12 month period. The Company, at its sole discretion, reserves the right to refuse transfers or deposits to the Fixed Account if the Fixed Account is greater or equal to 30% of the total Contract Value. The Company may, in any Contract Year, restrict transfers from the Variable Account to the Fixed Account to 10% of the Variable Account at the time of the transfer. Transfers to the Fixed Account must remain on deposit in the Fixed Account until the end of the current Interest Rate Guarantee Period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in

                                       1


                                    35 of 77
the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

      Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS

      The Contracts, which are offered continuously, are distributed by Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43216, an affiliate of the Company. During the year ended December 31, 1994, no underwriting commissions were paid by the Company to NFS.

CALCULATIONS OF PERFORMANCE

      All performance advertising shall include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states.

      Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is a fixed per contract charge.

      The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual total return and the nonstandardized average annual total return will be based on the rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the mutual fund held in the sub-account has been in existence, if the mutual fund has not been in existence for one of the prescribed periods. For those underlying mutual fund options which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized average annual total return quotations will show the investment performance such underlying mutual fund options would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

      Quotations of standardized average annual total return and non-standardized average annual total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

      Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund sub-account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one

                                       2


                                    36 of 77
accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Nationwide Separate Account Trust Money Market Fund sub-account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Fund. For the seven day period ended December 30, 1994, the Nationwide Separate Account Trust Money Market Fund sub-account's unit value yield and effective unit value yield were 4.32% and 4.41%, respectively.

      The Nationwide Separate Account Trust Money Market Fund sub-account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund sub-account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ANNUITY PAYMENTS

      See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    37 of 77

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Financial Horizons Life Insurance Company:


We have audited the accompanying balance sheets of Financial Horizons Life Insurance Company (a wholly owned subsidiary of Nationwide life Insurance Company) as of December 31,1994 and 1993, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31,1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Financial Horizons Life Insurance Company as of December 31,1994 and 1993, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                          KPMG Peat Marwick LLP


Columbus, Ohio
February 27, 1995

                                       4
                                   38 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     Assets                                                1994              1993
                                     ------                                           ---------------     -------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $427,874 in 1994)                                             $413,764              -
      Equity securities (cost $9,543 in 1994; $527 in 1993)                                   9,411               585
   Fixed maturities held-to-maturity, at amortized cost (fair value $78,690
      in 1994; $479,587 in 1993)                                                             82,631           456,539
   Mortgage loans on real estate                                                             95,281            91,463
   Real estate                                                                                1,802             1,211
   Policy loans                                                                                  79              -
   Short-term investments (note 13)                                                             365             1,772
                                                                                      ---------------     -------------
                                                                                            603,333           551,570
                                                                                      ---------------     -------------

Accrued investment income                                                                     8,041             7,291
Deferred policy acquisition costs                                                            41,540            32,651
Deferred Federal income tax                                                                   1,923              -
Other assets                                                                                    270               144
Assets held in Separate Accounts (note 8)                                                   177,933           134,383
                                                                                      ---------------     -------------
                                                                                           $833,040           726,039
                                                                                      ===============     =============

                      Liabilities and Shareholder's Equity
                      ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           583,188           527,231
Accrued Federal income tax (note 7):

   Current                                                                                       10               264
   Deferred                                                                                     -                 334
                                                                                      ---------------     -------------
                                                                                                 10               598
                                                                                      ---------------     -------------

Other liabilities                                                                             4,663             5,168
Liabilities related to Separate Accounts (note 8)                                           177,933           134,383
                                                                                      ---------------     -------------
                                                                                            765,794           667,380
                                                                                      ---------------     -------------

Shareholder's equity (notes 3, 4 and 12):
   Capital shares, $40 par value.  Authorized 66 shares (100 shares in 1993),
      issued and outstanding 66 shares                                                        2,640             2,640
   Paid-in additional capital                                                                52,960            43,960
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $8,546 ($0 in 1993) and deferred
      Federal income tax benefit of $1,994 ($20 expense in 1993)                             (3,703)               38
   Retained earnings                                                                         15,349            12,021
                                                                                      ---------------     -------------
                                                                                             67,246            58,659
Commitments (note 9)                                                                  ---------------     -------------
                                                                                           $833,040           726,039
                                                                                      ===============     =============



See accompanying notes to financial statements.


                                   39 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                           1994              1993             1992
                                                                      ---------------     -------------      ----------
Revenues (note 14):
   Traditional life insurance premiums                                    $     311                85               93
   Universal life and investment product policy charges                       3,601             2,345            1,055
   Net investment income (note 5)                                            45,030            40,477           32,726
   Realized gains (losses) on investments (note 5)                             (625)              420              374
                                                                      ---------------     -------------      -----------
                                                                             48,317            43,327           34,248
                                                                      ---------------     -------------      -----------
Benefits and expenses:
   Benefits and claims                                                       29,870            29,439           25,242
   Amortization of deferred policy acquisition costs                          6,940             4,128            1,737
   Other operating costs and expenses                                         6,320             5,424            4,264
                                                                      ---------------     -------------      -----------
                                                                             43,130            38,991           31,243
                                                                      ---------------     -------------      -----------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                        5,187             4,336            3,005
                                                                      ---------------     -------------      -----------
Federal income tax (note 7):
   Current expense                                                            2,103             1,982              504
   Deferred (benefit) expense                                                  (244)             (630)             501
                                                                      ---------------     -------------      -----------
                                                                              1,859             1,352            1,005
                                                                      ---------------     -------------      -----------

          Income before cumulative effect of changes in
            accounting principles                                             3,328             2,984            2,000

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                          -                (514)             -
                                                                      ---------------     -------------      -----------
          Net income                                                       $  3,328             2,470            2,000
                                                                      ===============     =============      ===========


See accompanying notes to financial statements.


                                   40 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                        Unrealized
                                                                      gains (losses)
                                                        Paid-in       on securities                             Total
                                        Capital       additional      available-for-        Retained        shareholder's
                                         shares         capital         sale, net           earnings           equity
                                    -------------    ------------    ----------------     ------------    -----------------
1992:
   Balance, beginning of year          $   2,640          43,960              -                 7,551              54,151
   Net income                                -               -                -                 2,000               2,000
   Unrealized gains on equity
     securities, net of deferred
     Federal income tax                      -               -                    21               -                   21
                                    -------------    ------------    ----------------     ------------    -----------------
   Balance, end of year                $   2,640          43,960                  21            9,551              56,172
                                    =============    ============    ================     ============    =================

1993:
   Balance, beginning of year              2,640          43,960                  21            9,551              56,172
   Net income                                -               -                -                 2,470               2,470
   Unrealized gains on equity
     securities, net of deferred
     Federal income tax                      -               -                    17               -                   17
                                    -------------    ------------    ----------------     ------------    -----------------
   Balance, end of year                $   2,640          43,960                  38           12,021              58,659
                                    =============    ============    ================     ============    =================

1994:
   Balance, beginning of year              2,640          43,960                  38           12,021              58,659
   Capital contributions                     -             9,000              -                    -                9,000
   Net income                                -               -                -                 3,328               3,328
   Adjustment for change in
     accounting for certain investments
     in debt and equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)             -               -                 4,698               -                4,698
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                      -               -                (8,439)              -               (8,439)
                                    -------------    ------------    -----------------    ------------    -----------------
  Balance, end of year                 $   2,640          52,960              (3,703)          15,349              67,246
                                    =============    ============    =================    ============    =================


See accompanying notes to financial statements.


                                   41 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)


                                                                               1994             1993             1992
                                                                        ---------------      ----------      ------------
 Cash flows from operating activities:
   Net income                                                                $   3,328            2,470            2,000
   Adjustments to reconcile net income to net cash provided by (used in)
     operating activities:
       Capitalization of deferred policy acquisition costs                      (7,283)         (10,351)         (11,512)
       Amortization of deferred policy acquisition costs                         6,940            4,128            1,737
       Amortization and depreciation                                               473              660              (32)
       Realized losses (gains) on invested assets, net                             625             (420)            (374)
       Deferred Federal income tax (benefit) expense                              (244)            (784)              501
       Increase in accrued investment income                                      (750)          (1,078)           (1,799)
       (Increase) decrease in other assets                                        (126)             326               269
       Increase (decrease) in policyholder account balances                        926             (202)              288
       Decrease (increase) in accrued Federal income tax payable                  (254)             666              (452)
       Decrease (increase) in other liabilities                                   (505)           2,843             1,104
                                                                        -----------------   -------------     -------------
         Net cash provided by (used in) operating activities                     3,130           (1,742)           (8,270)
                                                                        -----------------   -------------     -------------

 Cash flows from investing activities:
   Proceeds from maturity of securities available-for-sale                      24,850           -                -
   Proceeds from sale of securities available-for-sale                          13,170              134           -
   Proceeds from maturity of fixed maturities held-to-maturity                   8,483           28,829            6,734
   Proceeds from sale of fixed maturities                                         -               2,136           23,515
   Proceeds from repayments of mortgage loans on real estate                     5,733            3,804            1,100
   Proceeds from repayments of policy loans                                          2                2           -
   Cost of securities available-for-sale acquired                              (94,130)            (661)          -
   Cost of fixed maturities held-to maturity acquired                          (15,544)        (100,671)        (155,804)
   Cost of mortgage loans on real estate acquired                              (11,000)         (31,200)         (21,000)
   Cost of real estate acquired                                                    (52)              (2)            (901)
   Policy loans issued                                                             (80)              (2)          -
                                                                         ----------------    ------------    -------------
         Net cash used in investing activities                                 (68,568)         (97,631)        (146,356)
                                                                         ----------------    ------------    -------------
 Cash flows form financing activities:
   Proceeds from capital contribution                                            9,000           -                -
   Increase in universal life and investment product account balances           95,254          127,050          170,818
   Decrease in universal life and investment product account balances          (40,223)         (33,159)         (16,778)
                                                                         ----------------    ------------    -------------
         Net cash provided by financing activities                              64,031           93,891          154,040
                                                                         ----------------    ------------    -------------

 Net decrease in cash and cash equivalents                                      (1,407)          (5,482)            (586)

 Cash and cash equivalents, beginning of year                                    1,772            7,254            7,840
                                                                         ----------------    ------------    -------------
 Cash and cash equivalents, end of year                                     $      365            1,772            7,254
                                                                         ================    ============    =============


See accompanying notes to financial statements.


                                   42 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                         Notes to Financial Statements

                        December 31, 1994, 1993 and 1992
                                (000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Financial Horizons Life Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company is a life insurer licensed in 41 states and the District of Columbia. The Company sells primarily fixed and variable rate annuities through banks and other financial institutions. In addition, the Company sells universal life and other interest-sensitive life products and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound credit and collection policies and by providing for any amounts deemed uncollectible.

            INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The
            Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

         The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.


                                   43 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(a) Valuation of Investments and Related Gains and Losses
    -----------------------------------------------------

    Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold these securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

    In May 1993, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO.115- ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on net income. See note 3 regarding the effect on shareholder's equity.

    Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Real estate is carried at cost less accumulated depreciation and valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In May, 1993, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN (SFAS 114). SFAS 114, which was amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.

(b) Revenues and Benefits
    ---------------------

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits.

                                   44 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual deferred annuities and immediate annuities without life contingencies. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

(c) Deferred Policy Acquisition Costs
    ---------------------------------

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable selling expenses have been deferred for universal life and investment products. Deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(a).

(d) Separate Accounts
    -----------------

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e) Future Policy Benefits
    ----------------------

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f) Federal Income Tax
    ------------------

    The Company files a consolidated Federal income tax return with Nationwide Mutual Insurance Company.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 statement of income. See note 3.


                                   45 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


        (g) Reinsurance Ceded
            -----------------

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

        (h) Cash Equivalents
            ----------------

            For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

        (i) Reclassification
            ----------------

            Certain items in the 1993 and 1992 financial statements have been reclassified to conform to the 1994 presentation.

(3)     Changes in Accounting Principles
        --------------------------------

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(a). As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $380,974 and $399,556, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994, has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed
            maturity securities available-for-sale                  $  18,582
           Adjustment to deferred policy acquisition costs            (11,355)
           Deferred Federal income tax                                 (2,529)
                                                                 --------------
                                                                    $   4,698
                                                                 ==============

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7) $ (79) Accrual method of recognizing postretirement benefits other
            than pensions (net of tax benefit of $234), (note 11)          (435)
               Net cumulative effect of changes in accounting
                principles                                              $  (514)
                                                                        =======

(4)     Basis of Presentation
        ---------------------

        The financial statements have been prepared in accordance with GAAP. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publicationsof the National Association of Insurance Commissioners
        (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.


                                   46 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


The following reconciles the statutory net income (loss) as reported to regulatory authorities to net income as shown in the accompanying financial statements:
                                                                                       1994            1993            1992
                                                                                   -----------      ---------      ----------
            Statutory net income (loss)                                                $ 6,173          3,539         (2,092)
            Adjustments to restate to the basis of GAAP:
                  Increase in deferred policy acquisition costs, net                       343          6,223          9,775
                  Future policy benefits                                                (3,587)        (7,401)        (5,217)
                  Deferred Federal income tax benefit (expense)                            244            630           (501)
                  Valuation allowances and other than temporary
                    declines accounted for directly in surplus                            (553)          (440)          (266)
                  Interest maintenance reserve                                              84            476            301
                  Cumulative effect of changes in accounting principles, net of tax        -             (514)         -
                  Other, net                                                               624            (43)         -
                                                                                   -----------     ----------      ---------
                     Net income per accompanying statements of income                  $ 3,328          2,470          2,000
                                                                                   ===========     ==========      =========

The following reconciles the statutory capital shares and surplus as reported to regulatory authorities to shareholder's equity as shown in the accompanying financial statements:
                                                                                      1994            1993            1992
                                                                                   -----------     ----------      ---------
            Statutory capital shares and surplus                                      $ 48,947         35,875         33,723
            Add (deduct) cumulative effect of adjustments:
                  Deferred policy acquisition costs                                     41,540         32,651         26,428
                  Nonadmitted assets                                                       -                2             13
                  Asset valuation reserve                                                3,516          2,152          1,166
                  Interest maintenance reserve                                             629            545             69
                  Future policy benefits                                               (15,106)       (11,518)        (4,117)
                  Deferred Federal income tax, including effect of changes in
                    accounting principles in 1993                                        1,923           (334)        (1,110)
                  Cumulative effect of change in accounting principles for
                     postretirement benefits other than pensions, gross                    -             (669)         -
                  Difference between amortized cost and fair value of fixed
                    maturity securities available-for-sale, gross                      (14,110)            -           -
                  Other, net                                                               (93)           (45)         -
                                                                                   -----------     ----------      ---------
                      Shareholder's equity per accompanying balance sheets             $67,246         58,659         56,172
                                                                                   ===========     ==========      =========

(5)      Investments
         -----------
         An analysis of investment income by investment type follows for the years ended December 31:
                                                                                         1994            1993           1992
                                                                                      -----------     ----------   ---------
            Gross investment income:
               Securities available-for-sale:
                  Fixed maturities                                                    $ 36,720             -           -
                  Equity securities                                                         16             13          -
               Fixed maturities held-to-maturity                                           540         34,023         28,107
               Mortgage loans on real estate                                             8,437          7,082          4,831
               Real estate                                                                 175            167            101
               Short-term                                                                  207            295            398
               Other                                                                        19         -                  20
                                                                                      -----------  ----------      ---------
                       Total investment income                                          46,114         41,580         33,457
            Less: investment expenses                                                    1,084          1,103            731
                                                                                      -----------  -----------     ---------
                       Net investment income                                          $ 45,030         40,477         32,726
                                                                                      ===========  ===========     =========



                                   47 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:
                                                                     1994            1993             1992
                                                                 ---------        ----------       ----------
           Securities available-for-sale:
              Fixed maturities                                   $(32,692)              -               -
              Equity securities                                      (190)                26            32
           Fixed maturities held-to-maturity                       (8,407)             5,710        (1,906)
                                                                 ---------         ---------       ---------
                                                                 $(41,289)             5,736        (1,874)
                                                                =========          =========       =========

An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:
                                                                     1994             1993             1992
                                                                 ---------        ----------       ----------
           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                   $  260               -               -
             Fixed maturities                                          -                 856            736
             Mortgage loans on real estate                           (332)                 4            (96)
                                                                 ---------        ----------       ----------
                                                                      (72)               860            640
                                                                 ---------        ----------       ----------
           Valuation allowances:
             Mortgage loans on real estate                           (500)              (250)          (110)
             Real estate and other                                    (53)              (190)          (156)
                                                                 ---------        ----------       ----------
                                                                     (553)              (440)          (266)
                                                                 ---------        ----------       ----------
                                                                   $ (625)               420            374
                                                                 =========        ==========       ==========

The amortized cost and estimated fair value of securities available-for-sale were as follow as of December 31, 1994:

                                                                                     Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                -------------     -----------     ----------     --------------
            Securities available-for-sale
            -----------------------------
             Fixed maturities:
               US Treasury securities and obligations of US
                 government corporations and agencies              $    4,442              92           -               4,534
               Obligations of states and political
                 subdivisions                                             273             -           (21)                252
               Debt securities issued by foreign governments            8,517              15        (452)              8,080
               Corporate securities                                   214,332             518      (7,903)            206,947
               Mortgage-backed securities                             200,310           1,291      (7,650)            193,951
                                                                -------------      ----------     ----------     --------------
                   Total fixed maturities                             427,874           1,916     (16,026)            413,764
             Equity securities                                          9,543              45        (177)              9,411
                                                                -------------      ----------     ----------     --------------
                                                                     $437,417           1,961     (16,203)            423,175
                                                                =============      ==========    ===========     ==============

The amortized cost and estimated fair value of fixed maturity corporate securities held-to-maturity as of December 31, 1994 are $82,631 and $78,690, respectively.  Gross gains of $130 and gross losses of $4,071 are unrealized on these securities.


                                   48 of 77

                                             FINANCIAL HORIZONS LIFE INSURANCE COMPANY
                                 (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                             Notes to Financial Statements, Continued


The amortized cost and estimated fair value of investments in fixed maturity securities were as follows as of December 31, 1993:
                                                                                     Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                  -----------     -----------     -----------     -----------
               US Treasury securities and obligations of US
                 government corporations and agencies              $   12,630           1,315               -          13,945
               Obligations of states and political subdivisions           275               5               -             280
               Debt securities issued by foreign governments            8,606             393              (19)         8,980
               Corporate securities                                   252,000          13,725             (411)       265,314
               Mortgage-backed securities                             183,028           8,757             (717)       191,068
                                                                  -----------     -----------      -----------     -----------
                                                                     $456,539          24,195           (1,147)       479,587
                                                                  ===========     ===========      ===========     ===========

As of December 31, 1993  unrealized gain on equity securities was $58 before providing for deferred Federal income tax.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-
maturity as of December 31, 1994, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                      Amortized         Estimated
                                                                       cost            fair value
                                                                     ----------         ----------
           Fixed maturity securities available-for-sale
           --------------------------------------------
           Due in one year or less                                    $  25,898             25,970
           Due after one year through five years                        171,126            164,870
           Due after five years through ten years                        30,540             28,973
                                                                     ----------         ----------
                                                                        227,564            219,813
           Mortgage-backed securities                                   200,310            193,951
                                                                     ----------         ----------
                                                                       $427,874            413,764
                                                                     ==========         ==========
           Fixed maturity securities held-to-maturity
           ------------------------------------------
           Due in one year or less                                   $    7,000              6,923
           Due after one year through five years                         41,563             40,381
           Due after five years through ten years                        32,524             30,003
           Due after ten years                                            1,544              1,383
                                                                     ----------         ----------
                                                                      $  82,631             78,690
                                                                     ==========         ==========

Proceeds from the sale of securities available-for-sale during 1994 were $13,170, while proceeds from sales of investments in fixed maturity securities during 1993 were $2,136 ($23,515 in 1992). Gross gains of $373 ($205 in 1993 and $706 in 1992) and gross losses of $73 (none in 1993 and 1992) were realized on those sales.

Real estate is presented at cost less accumulated depreciation of $97 in 1994 ($58 in 1993) and valuation allowancesof $472 in 1994 ($420 in 1993). Other valuation allowances are $860 in 1994 ($360 in 1993) on mortgage loans on real estate.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $631 in 1994 ($0 in 1993). No mortgage loans on real estate were in process of foreclosure or in-substance foreclosed as of December 31, 1994 and 1993.

Investments with an amortized cost of $2,786 and $2,785 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.


                                   49 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(6)   Future Policy Benefits
      ----------------------

      The liability for future policy benefits for investment products has been established based on policy terms, interest rates and various contract provisions. The average interest rate credited on investment product policies was 5.3%, 6.0% and 6.9% for the years ended December 31, 1994, 1993 and 1992, respectively.

(7)   Federal Income Tax
      ------------------

      The Company adopted Statement of Financial Accounting Standards No. 109 - Accounting for Income Taxes (SFAS 109), as of January 1, 1993. See note
      3. The 1992 financial statements have not been restated to apply the provisions of SFAS 109.

      The significant components of deferred income tax benefit for the years ended December 31 are as follows:

                                                                    1994           1993
                                                                 ----------     ----------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $(244)          (666)

           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws and rates       -             36
                                                                 ----------     ----------
                                                                      $(244)          (630)
                                                                 ==========     ==========

For the year ended December 31, 1992, deferred income tax expense results from timing differences in the recognition of income and expense for income tax and financial reporting purposes. The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $2,688) and reserves for future policy benefits (deferred benefit of $2,746).

Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                                                 1994                     1993                    1992
                                                                 ----                     ----                    ----
                                                           Amount        %         Amount        %         Amount        %
                                                         ----------    -----     ----------    -----     ----------    -----
           Computed (expected) tax expense                   $1,815     35.0         $1,518     35.0         $1,022     34.0
           Tax exempt interest and dividends
              received deduction                                (50)    (1.0)          (206)    (4.7)           (20)    (0.7)
           Current year increase in U.S. Federal
              income tax rate                                     -        -             36      0.8              -        -
           Other, net                                            94      1.8              4      0.1              3     (0.1)
                                                         ----------    -----     ----------    -----     ----------    -----
              Total (effective rate of each year)            $1,859     35.8         $1,352     31.2         $1,005     33.4
                                                         ==========    =====     ==========    =====     ==========    =====

Total Federal income tax paid was $2,357, $1,316 and $956 during the years ended December 31, 1994, 1993 and 1992, respectively.


                                   50 of 77

                                             FINANCIAL HORIZONS LIFE INSURANCE COMPANY
                                 (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                             Notes to Financial Statements, Continued


The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31 are as follows:

                                                                            1994              1993
                                                                      ---------------   ---------------
           Deferred tax assets:
              Future policy benefits                                        $  5,879            6,096
              Securities available-for-sale                                    4,985           -
              Liabilities in Separate Accounts                                 3,111            2,688
              Mortgage loans on real estate and real estate                      458              268
              Other assets and other liabilities                                 101              668
                                                                      ---------------   ---------------
                Total gross deferred tax assets                               14,534            9,720
                                                                      ---------------   ---------------
           Deferred tax liabilities:
              Deferred policy acquisition costs                               12,611            9,603
              Fixed maturities and equity securities                          -                   451
                                                                      ---------------   ---------------
                Total gross deferred tax liabilities                          12,611           10,054
                                                                      ---------------   ---------------
                      Net deferred tax asset (liability)                    $  1,923             (334)
                                                                      ===============   ===============


         The Company has determined that valuation allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible amounts. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)      DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         STATEMENT OF FINANCIAL ACCOUNTING STANDARDS No. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimatingits fair value disclosures:

              SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the balance sheets for these instruments approximate their fair value.


                                   51 of 77

                        FINANCIAL HORIZONS LIFE INSURANCE COMPANY
            (a wholly owned subsidiary of Nationwide Life Insurance Company)

                        Notes to Financial Statements, Continued


         INVESTMENT SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:


                                                                1994                                1993
                                                                ----                                ----
                                                        Carrying         Estimated        Carrying         Estimated
                                                         amount         fair value         amount         fair value
                                                      -----------      -------------    -------------    -------------
              Assets
              ------
              Investments:
                 Securities available-for-sale:
                    Fixed maturities                      $413,764          413,764           -                -
                    Equity securities                        9,411            9,411              585              585
                 Fixed maturities held-to-maturity          82,631           78,690          456,539          479,587
                 Mortgage loans on real estate              95,281           92,340           91,463           96,168
                 Policy loans                                   79               79           -                -
                 Short-term investments                        365              365            1,772            1,772
              Assets held in Separate Accounts             177,933          177,933          134,383          134,383

              Liabilities
              -----------
              Investment contracts                         579,903          563,331          524,362          505,926
              Policy reserves on insurance contracts         3,285            3,141            2,869            2,811
              Liabilities related to Separate Accounts     177,933          168,749          134,383          126,407


                                   52 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Additional Financial Instruments Disclosures
        ----------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions
         established in the contract.   Commitments generally have fixed
         expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $6,000 extending into 1995 were outstanding as of December 31, 1994.

         SIGNIFICANT CONCENTRATIONS OF CREKIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
         United States.  The    Company has a diversified portfolio with no
         more than 27% (34% in 1993) in any geographic area and no more than 8.2% (9.8% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

<Caption
                                                                                         Apartment
                                             Office        Warehouse        Retail        & other           Total
                                          -----------     ------------     ----------    -----------     -----------
             1994:
               East North Central             $1,921            2,254         10,290          4,959          19,424
               East South Central             -                -               1,921          9,876          11,797
               Mountain                       -                -              -               1,986           1,986
               Middle Atlantic                   882            1,872          1,909         -                4,663
               New England                    -                   921          1,983         -                2,904
               Pacific                         1,952            6,873          6,310          4,910          20,045
               South Atlantic                  1,965           -              10,049         13,970          25,984
               West North Central             -                 1,500         -              -                1,500
               West South Central              1,921              978         -               4,973           7,872
                                           ----------     ------------    ------------   ------------   -------------
                                              $8,641           14,398         32,462         40,675          96,175
                                           ===========    ============    ============   ============
                  Less valuation allowances and unamortized discount                                            894
                                                                                                        -------------
                       Total mortgage loans on real estate, net                                             $95,281
                                                                                                        =============

             1993:
               East North Central             $1,929            2,381         10,340          4,973          19,263
               East South Central             -                -               1,925          7,968           9,893
               Middle Atlantic                   882            1,916          1,929         -                4,727
               New England                    -                   943          2,000         -                2,943
               Pacific                         1,978            2,988          6,385          4,964          16,315
               South Atlantic                  1,977           -              11,338         17,600          30,915
               West North Central             -                 1,500         -              -                1,500
               West South Central              1,949              986         -               3,000           5,935
                                           ----------     ------------    ------------   ------------   ------------
                                              $8,175           10,714         33,917         38,505          91,851
                                           ==========     ============    ============   ============
                  Less valuation allowances and unamortized discount                                            388
                                                                                                        ------------
                       Total mortgage loans on real estate, net                                             $91,463
                                                                                                        ============

                                   53 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract with NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $265, $131, and $91, respectively.

         The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                        1994             1993             1992
                                                                    ----------       ----------       ----------
            Service cost (benefits earned during the period)          $ 64,740           47,694           44,343
            Interest cost on projected benefit obligation               73,951           70,543           68,215
            Actual return on plan assets                               (21,495)        (105,002)         (62,307)
            Net amortization and deferral                              (62,150)          20,832          (24,281)
                                                                    ----------       ----------       ----------
               Net periodic pension cost                              $ 55,046           34,067           25,970
                                                                    ==========       ==========       ==========

Basis for measurements, net periodic pension cost:

            Weighted average discount rate                                5.75%            6.75%            7.25%
            Rate of increase in future compensation levels                4.50%            4.75%            5.25%
            Expected long-term rate of return on plan assets              7.00%            7.50%            8.00%



Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:
                                                                       1994               1993
                                                                    ----------         ----------
            Accumulated benefit obligation:
               Vested                                               $  914,850            972,475
               Nonvested                                                 7,570             10,227
                                                                    ----------         ----------
                                                                    $  922,420            982,702
                                                                    ==========         ==========
            Projected benefit obligation for
               services rendered to date                             1,305,547          1,292,477
            Plan assets at fair value                                1,241,771          1,208,007
                                                                    ----------         ----------
               Plan assets less than projected benefit obligation      (63,776)           (84,470)
            Unrecognized prior service cost                             46,201             49,551
            Unrecognized net losses                                     39,408             55,936
            Unrecognized net assets at January 1, 1987                 (21,994)           (24,146)
                                                                    ----------         ----------
                 Net accrued pension expense                        $     (161)            (3,129)
                                                                    ==========         ==========

Basis for measurements, funded status of plan:

            Weighted average discount rate                                7.50%              5.75%
            Rate of increase in future compensation levels                6.75%              4.50%

                                   54 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------
         In addition to the defined benefit pension plan, the Company participates with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

         Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $669 ($435 net of related income tax benefit) was recorded on the statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $739 to $761 in 1993. Net periodic postretirement benefit cost for 1994 was $119. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $771 and $739, respectively.

         Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

         Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

         Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

         Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                            1994              1993
                                                                                         ----------        ----------
           Accumulated postretirement benefit obligation:
              Retirees                                                                   $   76,677            90,312
              Fully eligible, active plan participants                                       22,013            24,833
              Other active plan participants                                                 59,089            84,103
                                                                                         ----------        ----------
                 Accumulated postretirement benefit obligation                              157,779           199,248
              Plan assets at fair value                                                      49,012                 -
                                                                                         ----------        ----------
                 Plan assets less than accumulated postretirement benefit obligation       (108,767)         (199,248)
              Unrecognized net (gains) losses                                               (41,497)           15,128
                                                                                         ----------        ----------
                 Accrued postretirement benefit obligation                                $(150,264)         (184,120)
                                                                                         ==========        ==========

                                   55 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                            1994             1993
                                                                                         ----------       ----------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year       $  8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                 14,011           13,928
              Actual return on plan assets                                                   (1,622)               -
              Net amortization and deferral                                                   1,622                -
                                                                                         ----------       ----------
                 Net periodic postretirement benefit cost                                   $22,597           21,018
                                                                                         ==========       ==========

         The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)     Regulatory Risk-Based Capital and Dividend Restriction
         ------------------------------------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $58,823 of shareholder's equity, as presented in the accompanying financial statements, is restricted as to dividend payments in 1995.

(13)     Transactions With Affiliates
         ----------------------------

         The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $365 and $1,772 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying balance sheets.


                                   56 of 77

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(14)     Major Lines of Business
         -----------------------
         The Company operates in the life insurance line of business in the life insurance industry. Life insurance operations include universal life, variable universal life and annuity contracts issued to individuals.

         The following table summarizes the revenues and income (losses) before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994             1993             1992
                                                                              ------------     ------------     ------------
            Revenues:
                 Life insurance                                                 $  45,407           39,871           30,878
                 Investment income allocated to capital and surplus                 2,910            3,456            3,370
                                                                              ------------     ------------     ------------
                      Total                                                     $  48,317           43,327           34,248
                                                                              ============     ============     ============

            Income (losses) before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                     2,743              880            (365)
                 Investment income allocated to capital and surplus                 2,444            3,456            3,370
                                                                              ------------     ------------     ------------
                      Total                                                    $    5,187            4,336            3,005
                                                                              ============     ============     ============

            Assets:
                 Life insurance                                                   765,794          667,380          494,221
                 Capital and surplus                                               67,246           58,659           56,172
                                                                              ------------     ------------     ------------
                      Total                                                      $833,040          726,039          550,393
                                                                              ============     ============     ============

         Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized losses allocable to policyholders in 1994 were $41,495 and $42, respectively.

(15)     Subsequent Event
         ----------------

         On January 30, 1995, the Company received approval from the Ohio
         Secretary of   State to change its name to Nationwide Life and Annuity
         Insurance Company.


                                   57 of 77

PART C.    OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
                      (a) To be filed by Financial Statements:

                          (1)   Financial statements and schedule included          PAGE
                                in Prospectus (Part A):

                                Condensed Financial Information.                     N/A

                          (2)   Financial statements included                         38
                                in Part B:

                                Those financial statements required by
                                Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part
                                A).

                          Nationwide VA Separate Account-A:                          N/A

                          Financial Horizons Life Insurance Company:

                                Independent Auditors' Report.                         38

                                Balance Sheets as of December                         39
                                31, 1994 and 1993.

                                Statements of Income for the years                    40
                                ended December 31, 1994, 1993 and 1992.

                                Statements of Shareholder's Equity for the            41
                                years ended December 31, 1994, 1993 and
                                1992.

                                Statements of Cash Flows for the years                42
                                ended December 31, 1994, 1993 and 1992.

                                Notes to Financial Statements.                        43





                                    58 of 77

Item 24.     (b)  Exhibits
                          (1)   Resolution of the Depositor's Board of
                                Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

                          (2)   Not Applicable

                          (3)   Underwriting or Distribution contracts
                                between the Registrant and Principal
                                Underwriter - Filed previously with this Registration Statement and hereby incorporated by reference.

                          (4) The form of the variable annuity contract - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                          (5)   Variable Annuity Application - Filed
                                previously with this Registration Statement and hereby incorporated herein by reference.

                          (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                          (7)   Not Applicable

                          (8)   Not Applicable

                          (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                          (10)  Not Applicable

                          (11)  Not Applicable

                          (12)  Not Applicable

                          (13)  Performance Advertising Calculation
                                Schedule - Filed previously with this
                                Registration Statement and hereby
                                incorporated herein by reference.





                                    59 of 77

Item 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                WITH DEPOSITOR

                        Lewis J. Alphin                                       Director
                        519 Bethel Church Road
                        Mount Olivet, NC  28365

                        Willard J. Engel                                      Director
                        1100 East Main Street
                        Marshall, MN 56258

                        Fred C. Finney                                        Director
                        1558 West Moreland Road
                        Wooster, OH 44691

                        Peter F. Frenzer                       President and Chief Operating Officer
                        One Nationwide Plaza                                and Director
                        Columbus, OH  43215

                        Charles L. Fuellgraf, Jr.                             Director
                        600 South Washington Street
                        Butler, PA  16001

                        Henry S. Holloway                                 Chairman of the
                        1247 Stafford Road                                     Board
                        Darlington, MD  21034

                        D. Richard McFerson                    President and Chief Executive Officer-
                        One Nationwide Plaza                      Nationwide Insurance Enterprise
                        Columbus, OH  43215                                 and Director

                        David O. Miller                                       Director
                        115 Sprague Drive
                        Hebron, Ohio  43025

                        C. Roy Noecker                                        Director
                        2770 State Route 674 South
                        Ashville, OH 43103

                        James F. Patterson                                    Director
                        8765 Mulberry Road
                        Chesterland, OH  44026

                        Robert H. Rickel                                      Director
                        P.O. Box 319
                        Bayview, ID  83803





                                    60 of 77

                         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                WITH DEPOSITOR

                        Arden L. Shisler                                      Director
                        2724 West Lebanon Road
                        Dalton, OH  44618

                        Robert L. Stewart                                     Director
                        88740 Fairview Road
                        Jewett, OH  43986

                        Nancy C. Thomas                                       Director
                        10835 Georgetown Street NE
                        Louisville, OH  44641

                        Harold W. Weihl                                       Director
                        14282 King Road
                        Bowling Green, OH  43402

                        Gordon E. McCutchan                          Executive Vice President,
                        One Nationwide Plaza                         Law and Corporate Services
                        Columbus, OH  43215                                and Secretary

                        James E. Brock                                Senior Vice President -
                        One Nationwide Plaza                       Investment Product Operations
                        Columbus, OH  43215

                        W. Sidney Druen                          Senior Vice President and General
                        One Nationwide Plaza                      Counsel and Assistant Secretary
                        Columbus, OH  43215

                        Harvey S. Galloway, Jr.                 Senior Vice President-Chief Actuary-
                        One Nationwide Plaza                        Life, Health, and Annuities
                        Columbus, OH  43215

                        Richard A. Karas                           Senior Vice President - Sales
                        One Nationwide Plaza                             Financial Services
                        Columbus, OH  43215

                        Robert A. Oakley                             Executive Vice President-
                        One Nationwide Plaza                          Chief Financial Officer
                        Columbus, Ohio  43215

                        Carl J. Santillo                               Senior Vice President
                        One Nationwide Plaza                         Life and Health Operations
                        Columbus, OH  43215

                        Michael D. Bleiweiss                              Vice President-
                        One Nationwide Plaza                           Deferred Compensation
                        Columbus, OH  43215





                                    61 of 77

                         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                WITH DEPOSITOR

                        Matthew S. Easley                                 Vice President -
                        One Nationwide Plaza                       Annuity and Pension Actuarial
                        Columbus, OH  43215

                        Ronald L. Eppley                                  Vice President-
                        One Nationwide Plaza                                  Pensions
                        Columbus, OH  43215

                        Timothy E. Murphy                             Vice President-Strategic
                        One Nationwide Plaza                             Planning/Marketing
                        Columbus, Ohio  43215

                        R. Dennis Noice                                   Vice President-
                        One Nationwide Plaza                       Individual Investment Products
                        Columbus, OH  43215

                        Joseph P. Rath                                    Vice President -
                        One Nationwide Plaza                         Associate General Counsel
                        Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               ****  other subsidiaries





                                    62 of 77

                                                                            NO. VOTING SECURITIES
                                                                             (SEE ATTACHED CHART)
                                                                               UNLESS OTHERWISE
                                                           STATE OF               INDICATED
                           COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

          Nationwide Mutual Insurance Company                Ohio                                   Insurance Company
          (Casualty)

          Nationwide Mutual Fire Insurance Company           Ohio                                   Insurance Company

          Nationwide Investing Foundation                  Michigan                                 Investment Company

          Nationwide Insurance Enterprise                    Ohio                                   Membership Non-Profit
          Foundation                                                                                Corporation

          Nationwide Insurance Golf Charities,               Ohio                                   Membership Non-Profit
          Inc.                                                                                      Corporation

          Farmland Mutual Insurance Company                  Iowa                                   Insurance Company

          F & B, Inc.                                        Iowa                                   Insurance Agency

          Farmland Life Insurance Company                    Iowa                                   Life Insurance Company

          Nationwide Agribusiness Insurance                  Iowa                                   Insurance Company
          Company

          Colonial Insurance Company of California        California                                Insurance Company

          Nationwide General Insurance Company               Ohio                                   Insurance Company

          Nationwide Property & Casualty Insurance           Ohio                                   Insurance Company
          Company

      **  Nationwide Life and Annuity Insurance              Ohio                                   Life Insurance Company
          Company

          Scottsdale Insurance Company                       Ohio                                   Insurance Company

          Scottsdale Indemnity Company                       Ohio                                   Insurance Company

          Neckura Insurance Company                        Germany                                  Insurance Company

          Neckura Life Insurance Company                   Germany                                  Life Insurance Company

          Neckura General Insurance Company                Germany                                  Insurance Company

          Columbus Service, GMBH                           Germany                                  Insurance Broker

          Auto-Direkt Insurance Company                    Germany                                  Insurance Company

          Neckura Holding Company                          Germany                                  Administrative service for
                                                                                                    Neckura Insurance Group

          SVM Sales GMBH, Neckura Insurance Group          Germany                                  Sales support for Neckura
                                                                                                    Insurance Group





                                    63 of 77

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

        Lone Star General Agency, Inc.                    Texas                                   Insurance Agency

        Colonial County Mutual Insurance Company          Texas                                   Insurance Company

        Nationwide Communications Inc.                     Ohio                                   Radio Broadcasting Business

        Nationwide Community Urban Redevelopment           Ohio                                   Redevelopment of blighted
        Corporation                                                                               areas within the City of
                                                                                                  Columbus, Ohio

        Insurance Intermediaries, Inc.                     Ohio                                   Insurance Broker and
                                                                                                  Insurance Agency

        Nationwide Cash Management Company                 Ohio                                   Investment Securities Agent

        California Cash Management Company              California                                Investment Securities Agent

        Nationwide Development Company                     Ohio                                   Owns, leases and manages
                                                                                                  commercial real estate

        Allnations, Inc.                                   Ohio                                   Promotes cooperative
                                                                                                  insurance corporations
                                                                                                  worldwide

        Gates, McDonald & Company of New York            New York                                 Workers Compensation Claims
                                                                                                  Administration

        Nationwide Indemnity Company                       Ohio                                   Reinsurance Company

        NWE, Inc.                                          Ohio                                   Special Investments





                                    64 of 77

                                                                            NO. VOTING SECURITIES
                                                                             (SEE ATTACHED CHART)
                                                                               UNLESS OTHERWISE
                                                           STATE OF               INDICATED
                           COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

          Nationwide Corporation                             Ohio                                   Organized for the purpose
                                                                                                    of acquiring, holding,
                                                                                                    encumbering, transferring,
                                                                                                    or otherwise disposing of
                                                                                                    shares, bonds, and other
                                                                                                    evidences of indebtedness,
                                                                                                    securities, and contracts
                                                                                                    of other persons,
                                                                                                    associations, corporations,
                                                                                                    domestic or foreign and to
                                                                                                    form or acquire the control
                                                                                                    of other corporations

          Nationwide Health Care Corporation                 Ohio                                   Develops and operates
                                                                                                    Managed Care Delivery
                                                                                                    System

          InHealth, Inc.                                     Ohio                                   Health Maintenance
                                                                                                    Organization (HMO)

          InHealth Agency, Inc.                              Ohio                                   Insurance Agency

          InHealth Management Systems, Inc.                  Ohio                                   Develops and operates
                                                                                                    Managed Care Delivery
                                                                                                    System

      **  West Coast Life Insurance Company               California                                Life Insurance Company

          Gates, McDonald & Company                          Ohio                                   Cost Control Business

          Gates, McDonald & Company of Nevada               Nevada                                  Self-Insurance
                                                                                                    Administration, Claims
                                                                                                    Examining, and Data
                                                                                                    Processing Services

          Nationwide Investors Services, Inc.                Ohio                                   Stock Transfer Agent

          Leber Direkt Insurance Company                   Germany                                  Life Insurance Company

      **  Nationwide Life Insurance Company                  Ohio                                   Life Insurance Company


                                    65 of 77

                                                                            NO. VOTING SECURITIES
                                                                             (SEE ATTACHED CHART)
                                                                               UNLESS OTHERWISE
                                                           STATE OF               INDICATED
                           COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

      **  Nationwide Property Management, Inc.               Ohio                                   Owns, leases, manages and
                                                                                                    deals in Real Property.

      **  MRM Investments, Inc.                              Ohio                                   Owns and operates a
                                                                                                    Recreational Ski Facility

      **  National Casualty Company                        Michigan                                 Insurance Company

      **  Nationwide Financial Services, Inc.                Ohio                                   Registered Broker-Dealer,
                                                                                                    Investment Manager and
                                                                                                    Administrator

      *   Nationwide Separate Account Trust             Massachusetts                               Investment Company

      *   Nationwide Investing Foundation II            Massachusetts                               Investment Company

      *   Financial Horizons Investment Trust           Massachusetts                               Investment Company

          PEBSCO Securities Corp.                          Oklahoma                                 Registered Broker-Dealer in
                                                                                                    Deferred Compensation
                                                                                                    Market

      **  National Premium and Benefit                     Delaware                                 Insurance Administrative
          Administration Company                                                                    Services

          Public Employees Benefit Services                Delaware                                 Marketing and
          Corporation                                                                               Administration of Deferred
                                                                                                    Employee Compensation Plans
                                                                                                    for Public Employees

          PEBSCO of Massachusetts Insurance             Massachusetts                               Markets and Administers
          Agency, Inc.                                                                              Deferred Compensation Plans
                                                                                                    for Public Employees





                                    66 of 77

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

        Public Employees Benefit Services                Alabama                                  Markets and Administers
        Corporation of Alabama                                                                    Deferred Compensation Plans
                                                                                                  for Public Employees

        Public Employees Benefit Services                Montana                                  Markets and Administers
        Corporation of Montana                                                                    Deferred Compensation Plans
                                                                                                  for Public Employees

        PEBSCO of Texas, Inc.                             Texas                                   Markets and Administers
                                                                                                  Deferred Compensation Plans
                                                                                                  for Public Employees

        Public Employees Benefit Services                Arkansas                                 Markets and Administers
        Corporation of Arkansas                                                                   Deferred Compensation Plans
                                                                                                  for Public Employees

        Public Employees Benefit Services               New Mexico                                Markets and Administers
        Corporation of New Mexico                                                                 Deferred Compensation Plans
                                                                                                  for Public Employees

        Wausau Lloyds                                     Texas                                   Texas Lloyds Company

        Wausau Service Corporation                      Wisconsin                                 Holding Company

        American Marine Underwriters, Inc.               Florida                                  Underwriting Manager

        Greater La Crosse Health Plans, Inc.            Wisconsin                                 Writes Commercial Health
                                                                                                  and Medicare Supplement
                                                                                                  Insurance

        Wausau Business Insurance Company                Illinois                                 Insurance Company

        Wausau Preferred Health Insurance               Wisconsin                                 Insurance and Reinsurance
        Company                                                                                   Company

        Wausau Insurance Co. Limited (U.K.)           United Kingdom                              Insurance and Reinsurance
                                                                                                  Company

        Wausau Underwriters Insurance Company           Wisconsin                                 Insurance Company

        Employers Life Insurance Company of             Wisconsin                                 Life Insurance Company
        Wausau


                                    67 of 77

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

        Employers Insurance of Wausau                   Wisconsin                                 Insurance Company
        A Mutual Company

        Wausau General Insurance Company                 Illinois                                 Insurance Company

        Countrywide Services Corporation                 Delaware                                 Products Liability,
                                                                                                  Investigative and Claims
                                                                                                  Management Services

        Wausau International Underwriters               California                                Special Risks, Excess and
                                                                                                  Surplus Lines Insurance
                                                                                                  Underwriting Manager

        Companies Agency, Inc. (Wisconsin)              Wisconsin                                 Insurance Broker

        Companies Agency Insurance Services of          California                                Insurance Broker
        California, Inc.

        Companies Agency of Idaho, Inc.                   Idaho                                   Insurance Broker

        Key Health Plan, Inc.                           California                                Pre-paid health plans

        Pension Associates of Wausau, Inc.              Wisconsin                                 Pension plan
                                                                                                  administration, record
                                                                                                  keeping and consulting and
                                                                                                  compensation consulting

        Companies Agency of Phoenix, Inc.                Arizona                                  Insurance Broker

        Companies Agency of Illinois, Inc.               Illinois                                 Acts as Collection Agent
                                                                                                  for Policies placed through
                                                                                                  Brokers

        Companies Agency of Kentucky, Inc.               Kentucky                                 Insurance Broker

        Companies Agency of Alabama, Inc.                Alabama                                  Insurance Broker

        Companies Agency of Pennsylvania, Inc.         Pennsylvania                               Insurance Broker

        Companies Agency of Massachusetts, Inc.       Massachusetts                               Insurance Broker


                                    68 of 77

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS

        Companies Agency of New York, Inc.               New York                                 Insurance Broker

        Nationwide Financial Institution                Oklahoma                                  Life Insurance Agency
        Distributors Agency of Oklahoma, Inc.

        Nationwide Financial Institution                 Delaware                                 Insurance Agency
        Distributors Agency, Inc.

        Nationwide Financial Institution                   Ohio                                   Insurance Agency
        Distributors Agency of Ohio, Inc.

        Landmark Financial Services of New York,         New York                                 Life Insurance Agency
        Inc.

        Nationwide Financial Institution                 Alabama                                  Life Insurance Agency
        Distributors Agency of Alabama, Inc.

        Financial Horizons Securities                    Oklahoma                                 Broker Dealer
        Corporation

        Affiliate Agency of Ohio, Inc.                     Ohio                                   Life Insurance Agency

        Affiliate Agency, Inc.                           Delaware                                 Life Insurance Agency

        NEA Valuebuilder Investor Services, Inc.         Delaware                                 Life Insurance Agency

        NEA Valuebuilder Investor Services of            Alabama                                  Life Insurance Agency
        Alabama, Inc.

        NEA Valuebuilder Investor Services of         Massachusetts                               Life Insurance Agency
        Massachusetts, Inc.

        NEA Valuebuilder Investor Services of              Ohio                                   Life Insurance Agency
        Ohio, Inc.

        NEA Valuebuilder Investor Services of             Texas                                   Life Insurance Agency
        Texas, Inc.

        NEA Valuebuilder Investor Services of            Oklahoma                                 Life Insurance Agency
        Oklahoma, Inc.

        Nationwide Financial Institution                  Texas                                   Life Insurance Agency
        Distributors Agency of Texas, Inc.

        Colonial General Insurance Agency, Inc.          Arizona                                  Insurance Agency

        The Beak and Wire Corporation                      Ohio                                   Radio Tower Joint Venture

        Video Eagle, Inc.                                  Ohio                                   Operates Several Video
                                                                                                  Cable Systems


                                    69 of 77

                                                                            NO. VOTING SECURITIES
                                                                            (SEE ATTACHED CHART)
                                                                              UNLESS OTHERWISE
                                                          STATE OF                INDICATED
                           COMPANY                      ORGANIZATION                                    PRINCIPAL BUSINESS

      *   MFS Variable Account                              Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Multi-Flex Variable Account            Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Variable Account-II                    Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Variable Account                       Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide DC Variable Account                    Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Separate Account No. 1                            Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide VLI Separate Account                   Ohio          Nationwide Life           Issuer of Life Insurance
                                                                          Separate Account          Contracts

      *   Nationwide Variable Account-3                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide VLI Separate Account-2                 Ohio          Nationwide Life           Issuer of Life Insurance
                                                                          Separate Account          Contracts

      *   Nationwide VA Separate Account-A                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide Variable Account-4                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Variable Account-5                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   NACo Variable Account                             Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide VLI Separate Account-3                 Ohio          Nationwide Life           Issuer of Life Insurance
                                                                          Separate Account          Contracts

      *   Nationwide VL Separate Account-A                  Ohio          Nationwide Life and       Issuer of Life Insurance
                                                                          Annuity Separate          Contracts
                                                                          Account

      *   Nationwide Variable Account-6                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Fidelity Advisor Variable              Ohio          Nationwide Life           Issuer of Annuity Contracts
          Account                                                         Separate Account

      *   Nationwide VA Separate Account-C                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide VA Separate Account-B                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide VA Separate Account-Q                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide Variable Account-8                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account





                                    70 of 77

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                                                                                |=================================
|                         Contribution Note          Cost                                        |
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________               _____________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |             |                     |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |             |                     |
   |                               |    |                                |             |    WAUSAU LLOYDS    |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |             |                     |
   |  -------------   Shares       |    |   -------------   Shares       |=============|                     |
   |                               |    |                                |             |                     |
   |                  Cost         |    |                   Cost         |             |                     |
   |                  ----         |    |                   ----         |             |    A TEXAS LLOYDS   |
   |  Employers--                  |    |   Employers--                  |             |                     |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |             |                     |
   |_______________________________|    |________________________________|             |_____________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  5,900,000    |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $11,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $24,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |
















                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |          OF PHOENIX          |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |











                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |   UNDERWRITERS, INC. (AMU)   |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |          (WISCONSIN)         |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           | NATIONWIDE ENTERPRISE INSURANCE |
                                                                                           |            FOUNDATION           |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|


    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
===|           NATIONWIDE MUTUAL             |=============================================|     NATIONWIDE MUTUAL     |
   |              (CASUALTY)                 |                                             |            FIRE           |
   |_________________________________________|                                             |___________________________|
                  |               | |   |__________________________________________________________________  :
                  |               | |   |                                                                  | :
    ______________|__________     | |   |    _____________________________                    _____________|_:____________________
   |       ALLNATIONS        |    | |   |   |         NATIONWIDE          |                  |            NATIONWIDE              |
   |                         |    | |   |   |           GENERAL           |                  |            CORPORATION             |
   | Common Stock:  2,939    |    | |   |   |                             |                  |                                    |
   | -------------  Shares   |    | |   |   | Common Stock: 20,000 Shares |                  | Common Stock:           Control    |
   |                         |    | |   |___| -------------               |                  | -------------           -------    |
   |                  Cost   |    | |   |   |                             |                  | $13,092,790             100%       |
   |                  ----   |    | |   |   |                Cost         |                  |                                    |
   | Casualty-26%    $88,320 |    | |   |   |                ----         |                  |          Shares      Cost          |
   | Fire-26%        $88,463 |    | |   |   | Casualty-100%  $5,944,422   |                  |          -----       ----          |
   |_________________________|    | |   |   |_____________________________|                  | Casualty $12,443,280  $710,293,557 |
                                  | |   |                                                    | Fire         649,510    24,007,936 |
    _________________________     | |   |    _____________________________                   |                                    |
   |      FARMLAND MUTUAL    |    | |   |   |     NATIONWIDE PROPERTY     |                  |           (See Page 2)             |
   |     INSURANCE COMPANY   |    | |   |   |        AND CASUALTY         |                  |____________________________________|
   |                         |    | |   |   |                             |
   | Guaranty Fund           |____| |   |   | Common Stock: 60,000 Shares |
   | -------------           |______|   |___| -------------               |
   | Certificate             |          |   |                             |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |     COLONIAL INS. CO.       |
    _______________|___________         |   |      OF CALIFORNIA          |
   |          F & B, INC.      |        |   |                             |
   |                           |        |   | Common Stock: 1,750 Shares  |
   | Common Stock:    1 Share  |        |___| -------------               |
   | -------------             |        |   |                             |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |         SCOTTSDALE          |      |     COLONIAL GENERAL     |
       |       FARMLAND LIFE        |   |   |     INSURANCE COMPANY       |      |  INSURANCE AGENCY, INC.  |
       |     INSURANCE COMPANY      |   |   |                             |      |                          |
       |                            |   |   | Common Stock: 30,136 Shares |      | Common Stock: 1 Share    |
       | Common Stock:  1,000,000   |___|___| -------------               |______| ------------             |
       | -------------  Shares      |   |   |                             |      |                          |
       |                            |   |   |                Cost         |      |              Cost        |
       |                Cost        |   |   |                ----         |      |              ----        |
       |                ----        |   |   | Casualty-100%  $150,000,000 |      | Scottsdale-  $1,082,336  |
       | Casualty-100%  $23,826,196 |   |   |_____________________________|      | 100%                     |
       |____________________________|   |                                        |__________________________|
































                                        |    _____________________________
                                        |   |   NATIONWIDE AGRIBUSINESS   |
                                        |   |          INS. CO.           |
                                        |   |                             |
                                        |   | Common Stock:  1,000,000    |
                                        |   | -------------  Shares       |
                                        |   |                             |
                                        |___| Casualty-       Cost        |
                                        |   | 99.9%           ----        |
                                        |   |                 $26,300,981 |
                                        |   | Other Capital:              |
                                        |   | Casualty-                   |
                                        |   | Ptd.            $713,567    |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________                      ______________________________
                                        |   |    NECKURA HOLDING CO.      |                    |          NECKURA             |
                                        |   |        (NECKURA)            |                    |        INSURANCE CO.         |
                                        |   |                             |                    |                              |
                                        |   | Common Stock: 10,000 Shares |                    | Common Stock: 6,000 Shares   |
                                        |___| -------------               |____________________| -------------                |
                                        |   |                             |               |    |                              |
                                        |   |                 Cost        |               |    |               Cost           |
                                        |   |                 ---         |               |    |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |    | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |    |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |    AUTO INSURANCE CO.       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS SERVICE       |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIRECT          |
                                        |                                                 |     |        INSURANCE CO.        |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |          DEVELOPMENT        |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |








                                        |
                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |          INDEMNITY          |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |    NATIONWIDE INDEMNITY     |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |      | Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |______|                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty       $5,000,000   |      | Colonial $500,000        |
                                        |   | 100%                        |      | Lone Star 150,000        |
                                        |   |_____________________________|      |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      CASH MANAGEMENT        |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________        __________________________
                                        |   |          CALIFORNIA         |      |      VIDEO EAGLE INC.    |
                                        |   |       CASH MANAGEMENT       |      |                          |
                                        |   |                             |      | Common Stock: 750 Shares |
                                        |   | Common Stock:  90 Shares    |      | -------------            |
                                        |___| -------------               |  ____|                          |
                                        |   |                             |  |   |              Cost        |
                                        |   |                Cost         |  |   |              ----        |
                                        |   |                ----         |  |   | NW Comm.-    $0          |
                                        |   | Casualty-100%  $9,000       |  |   | 100%                     |
                                        |   |_____________________________|  |   |__________________________|
                                        |                                    |
                                        |                                    |


















                                        |                                    |
                                        |    _____________________________   |    __________________________
                                        |   |          NATIONWIDE         |  |   |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS INC.     |  |   |     WIRE CORPORATION     |
                                        |   |                             |  |   |                          |
                                        |   | Common Stock: 14,750 Shares |  |   | Common Stock: 750 Shares |
                                        |___| -------------               |__|___| -------------            |
                                            |                             |      |                          |
                                            |                Cost         |      |           Cost           |
                                            |                ----         |      |           ----           |
                                            | Casualty-100%  $11,510,000  |      | NW Comm-  $531,000       |
                                            |                             |      | 100%                     |
                                            | Other Capital:              |      |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Associated Companies     - Dotted Line
                                                                                          Contractural Association - Double Line

                                                                                                          December 31, 1994


                                   71 of 77

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)

                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|



                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|__________________
                                                                                          |       NATIONWIDE LIFE        |
                                                                                          | Common Stock: 3,814,779      |
                                                                                          | ------------- Shares         |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $909,179,664    |
                                                                                          |______________________________|
                                                                                                      |
                     _________________________________________________________________________________|
                    |                                      |                      |
        ____________|____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE       |             |     NATIONAL CASUALTY     |      |       |      FINANCIAL HORIZONS      |
       |    FINANCIAL SERVICES   |             | Common Stock: 100 Shares  |      |       |              LIFE            |
       | Common Stock: 7,676     |             | -------------             |      |       | Common Stock: 66,000         |
 ______| ------------- Shares    |        _____|                           |      |_______| ------------- Shares         |
|  ____|               Cost      |       |     |               Cost        |      |       | NW Life-       Cost          |
| |    |               ----      |       |     |               ----        |      |       | 100%           ----          |
| |    | NW Life-100% $5,996,261 |       |     | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
| |    |_________________________|       |     |___________________________|      |       |______________________________|
| |                                      |                 | |                    |
| |     _________________________        |      ___________|_|_____________       |
| |    |        NATIONWIDE       |       |     |                           |      |
| |    |    INVESTOR SERVICES    |       |     |                           |      |
| |    | Common Stock: 5 Shares  |       |     |       NCC OF AMERICA,     |      |
| |____| -------------           |       |     |      INC. (INACTIVE)      |      |        ______________________________
| |    |                         |       |     |                           |      |       |        WEST COAST LIFE       |
| |    | NW Fin. Serv.- Cost     |       |     |                           |      |       | Common Stock: 1,000,000      |
| |    |    100%        ----     |       |     |                           |      |       | ------------- Shares         |
| |    |                $5,000   |       |     |                           |      |_______|               Cost           |
| |    |_________________________|       |     |___________________________|      |       |               ----           |
| |                                      |                                        |       | NW Life-100%  $92,762,014    |
| |     _________________________        |      ___________________________       |       |______________________________|
| |    |        NATIONWIDE       |       |     |     HICKEY-MITCHELL       |      |
| |    |        INVESTING        |       |     |    INSURANCE AGENCY       |      |
| |    |       FOUNDATION        |       |     | Common Stock: 101 Shares  |      |
| |____|                         |       |_____|  -----------              |      |
|  ____|                         |             |                           |      |        ______________________________
| |    |                         |             |                Cost       |      |       | EMPLOYERS LIFE INSURANCE CO. |
| |    |                         |             |                ----       |      |       |        OF WAUSAU (EL)        |
| |    |   COMMON LAW TRUST      |             | Nat. Cas.-100% $4,701,200 |      |       |                              |
| |    |_________________________|             |___________________________|      |       | Common Stock: 250,000 Shares |
| |                                                         |                     |_______| -------------                |
| |     _________________________               ____________|______________       |       |                ----          |
| |    |        NATIONWIDE       |             |     NATIONAL PREMIUM &    |      |       | NW Life-100%   $165,627,416  |
| |    |        INVESTING        |             |  BENEFIT ADMINISTRATION   |      |       |______________________________|
| |____|        FOUNDATION II    |             | Common Stock: 10,000      |      |                    |
|  ____|                         |             | ------------  Shares      |      |                    |
| |    |                         |             |                Cost       |      |                    |
| |    |                         |             | Hickey-        ----       |      |         ___________|_________________
| |    |    COMMON LAW TRUST     |             | Mitchell-100%  $1,319,469 |      |        |       WAUSAU PREFERRED      |
| |    |_________________________|             |___________________________|      |        |        HEALTH INS. CO.      |
| |                                                                               |        |                             |
| |                                                                               |        | Common Stock: 200 Shares    |
| |     _________________________                                                 |        | -------------               |
| |    |       NATIONWIDE        |                                                |        |  EL -- 100%   Cost          |
| |____|    SEPARATE ACCOUNT     |                                                |        |               ----          |
|  ____|          TRUST          |                                                |        |              $51,413,193    |
| |    |    COMMON LAW TRUST     |                                                |        |_____________________________|
| |    |_________________________|                                                |
| |                                                                               |
| |                                                                               |
| |     _________________________                                                 |
| |    |   FINANCIAL HORIZONS    |                                                |        ______________________________
| |____|    INVESTMENT TRUST     |                                                |       |           NATIONWIDE         |
|______|         TRUST           |                                                |       |      PROPERTY MANAGEMENT     |
       |    COMMON LAW TRUST     |                                                |       | Common Stock: 59 Shares      |
       |_________________________|                                                |_______| -------------                |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       |                ----          |
                                                                                  |       | NW Life-100%   $1,907,896    |
                                                                                  |       |______________________________|
                                                                                  |                    |
                                                                                  |                    |










                                                                                  |                    |
                                                                                  |                    |
                                                                                  |        ____________|_________________
                                                                                  |       |     MRM INVESTMENTS, INC.    |
                                                                                  |       | Common Stock: 1 Share        |
                                                                                  |       | ------------                 |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       | Nat. Prop.     ----          |
                                                                                  |       | Mgmt.-100%     $550,000      |
                                                                                  |       |______________________________|
                                                                                  |
                                                                                  |
                                                                                  |        ___________________________
                                                                                  |       |        NWE, INC.          |
                                                                                  |       |                           |
                                                                                  |       | Common Stock: 100 Shares  |
                                                                                  |_______|                           |
                                                                                          | NW Life-100% Cost         |
                                                                                          |              ----         |
                                                                                          |             $35,971,375   |
                                                                                          |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)
                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|              (CASUALTY)               |___________________________________________________________
                                |                                       |
                                |_______________________________________|
                                                    |               _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                  __________________|______________|___
                                 |        NATIONWIDE CORPORATION       |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,092,790         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty  $12,443,280  $710,293,557 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_______________                        _____________|_____________                 ____________|______________
       |     PUBLIC EMPLOYEES      |                      |      GATES, McDONALD      |               |    FINANCIAL HORIZONS     |
       |    BENEFIT SERV. CORP.    |                      |      & COMPANY (GATES)    |               |  DISTRIBUTORS AGY., INC.  |
 ______| Common Stock: 236,494     |                      | Common Stock: 254 Shares  |               | Common Stock: 1,000 Shares|
|  ____| ------------- Shares      |                      | -------------             |___       _____| -------------             |
| |    |               Cost        |                      |                           |   |     |  ___|                           |
| |    | NW Corp.-     ----        |                      |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $12,830,936 |                      |               ----        |   |     | |   | NW Corp.      ----        |
| |    |___________________________|                      | MW Corp.-     $22,126,323 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |   GATES, McDONALD & Co.   |   |     | |    ___________________________
| |    |     PEBSCO SECURITIES     |                      |        OF NEW YORK        |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.           |                      | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000       |                      | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | ------------- Shares      |                      |                           |   |     | |___| Common Stock: 10,000      |
| |    |                  Cost     |                      |                Cost       |   |     | |   |  -----------  Shares      |
| |    | Pub. Emp. Ben.   ----     |                      |                ----       |   |     | |   |               Cost        |
| |    | Serv.Corp.-100%  $25,000  |                      | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |___________________________|                      |                           |   |     | |   | FHDAI-100%    $100        |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |  GATES, McDONALD & Co.    |   |     | |
| |    |          PEBSCO OF        |                      |         OF NEVADA         |   |     | |    ___________________________
| |    |         NEW MEXICO        |                      |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    | Common Stock: 1,000       |                      |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____| ------------- Shares      |                      |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost    |                      |   Gates-100%    Cost      |         | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.    ----    |                      |                 ----      |         | |   | ------------- Shares      |
| |    | Serv.Corp.-100%   $1,000  |                      |                 $93,750   |         | |   |               Cost        |
| |    |___________________________|                      |___________________________|         | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $10,100     |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |
| |    |         ARKANSAS          |                                                            | |    ___________________________
| |    | Common Stock: 50,000      |                                                            | |   |    FINANCIAL HORIZONS     |
| |____| ------------- Shares      |                                                            | |   |      SECURITIES CORP.     |
| |    |                  Cost     |                                                            | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.   ----     |                                                            | |   | ------------- Shares      |
| |    | Serv.Corp. 100%  $500     |                                                            | |   |               Cost        |
| |    |___________________________|                                                            | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $153,000    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                             ___________________________    | |
| |    |          MONTANA          |                            |  AFFILIATE AGENCY, INC.   |   | |    ___________________________
| |____| Common Stock: 500         |                            |                           |   | |   |                           |
| |    | ------------- Shares      |                            |  Common Stock: 100 Shares |__ | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                            |                           |   | |___|        DISTRIBUTORS       |
| |    | Pub. Emp. Ben.    ----    |                            |   FHDAI-100%    Cost      |   |  ___|       AGENCY OF TEXAS,    |
| |    | Serv.Corp.-100%  $500     |                            |                 ----      |   | |   |            INC.           |
| |    |___________________________|                            |                 $100      |   | |   |___________________________|
| |                                                             |___________________________|   | |






















| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |          ALABAMA          |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 100,000     |                                                            |  ___|      DISTRIBUTORS AGY.    |
| |    | ------------- Shares      |                                                            | |   |         OF OHIO, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.   ----     |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |       MASSACHUSETTS       |                                                            | |   |                           |
| |    |   INSURANCE AGENCY, INC.  |                                                            | |___|    FINANCIAL HORIZONS     |
| |____| Common Stock: 1,000       |                                                            |  ___|     DISTRIBUTORS AGY.     |
| |    | ------------- Shares      |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.    -----   |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____          AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |           TEXAS           |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)

                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|             FIRE (FIRE)               |
                      |                                       |
                      |_______________________________________|
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _|












____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |      INHEALTH, INC.       |
          |  INVESTOR SERVICES, INC.  |          |     | Common Stock: 100         |
   _______| Common Stock: 500         |          |     | ------------  Shares      |
  |  _____| ------------- Shares      |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $12,046,413 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         NATIONWIDE        |
  | |     |     INVESTOR SERVICES     |          |     |        HEALTH CARE        |
  | |_____|      OF ALABAMA, INC.     |          |_____| Common Stock: 15 Shares   |
  | |     | Common Stock: 500         |           _____| ------------              |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW Corp.-     ----        |
  | |     | NEA-100%      $5,000      |          |     | 100%          $16,850,000 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |       INHEALTH MGT.       |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |     |        OF OHIO, INC.      |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 100         |          |_____| -------------             |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               -----       |          |     | NW Health     ----        |
  | |     | NEA-91%       $5,000      |          |     | Care-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |                           |          |     |         INHEALTH          |
  | |     |                           |          |     |        AGENCY, INC.       |
  | |     |      NEA VALUEBUILDER     |          |     | Common Stock: 99 Shares   |
  | |_____|     INVESTOR SERVICES     |          |_____| -------------             |
  | |     |       OF TEXAS, INC.      |                |               Cost        |
  | |     |                           |                | NW Health     ----        |
  | |     |                           |                | Corp.-99%   $116,077      |
  | |     |___________________________|                |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|





Subsidiary Companies     --  Solid Line
Associated Companies     --  Dotted Line
Contractual Association  --  Double Line

December 31, 1994
                                    Page 2

                                   72 of 77

Item 27.     NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 17, 1995 was 0 and 0, respectively.

Item 28.     INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     PRINCIPAL UNDERWRITER

              (a) Nationwide Financial Services, Inc. ("NFS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

              (b)        NATIONWIDE FINANCIAL SERVICES, INC.
                               DIRECTORS AND OFFICERS

                                                                 POSITIONS AND OFFICES
                         NAME AND BUSINESS ADDRESS                 WITH UNDERWRITER

                Lewis J. Alphin                                        Director
                519 Bethel Church Road
                Mount Olivet, NC  28365

                Willard J. Engel                                       Director
                1100 E. Main Street
                Marshall, MN 56258

                Fred C. Finney                                         Director
                1558 West Moreland Road
                Wooster, OH  44691


                                    73 of 77

              (b)       NATIONWIDE FINANCIAL SERVICES, INC.
                              DIRECTORS AND OFFICERS

                Peter F. Frenzer                                      Vice Chairman, President
                One Nationwide Plaza                                        and Director
                Columbus, OH  43215

                Charles L. Fuellgraf, Jr.                                     Director
                600 South Washington Street
                Butler, PA  16001

                Henry S. Holloway                                             Director
                1247 Stafford Road
                Darlington, MD  21034

                Gordon E. McCutchan                               Executive Vice President-Law and
                One Nationwide Plaza                               Corporate Services and Director
                Columbus, OH  43215

                D. Richard McFerson                                         President and
                One Nationwide Plaza                             Chief Executive Officer--Nationwide
                Columbus, OH  43215                               Insurance Enterprise and Director

                David O. Miller                                               Director
                115 Sprague Drive
                Hebron, Ohio  43025

                C. Roy Noecker                                                Director
                2770 State Route 674 South
                Ashville, OH 43103

                James F. Patterson                                            Director
                8765 Mulberry Road
                Chesterland, OH  44026

                Robert H. Rickel                                              Director
                P.O. Box 319
                Bayview, ID  83803

                Arden L. Shisler                                              Director
                2724 West Lebanon Road
                Dalton, OH  44618

                Robert L. Stewart                                             Director
                88740 Fairview Road
                Jewett, OH  43986

                Nancy C. Thomas                                               Director
                10835 Georgetown Street NE
                Louisville, OH  44641

                Harold W. Weihl                                  Chairman of the Board of Directors
                14282 King Road
                Bowling Green, OH  43402

                W. Sidney Druen                                       Senior Vice President and
                One Nationwide Plaza                                     General Counsel and
                Columbus, OH  43215                                      Assistant Secretary

                Robert A. Oakley                                     Executive Vice President -
                One Nationwide Plaza                                   Chief Financial Officer
                Columbus, OH  43215


                                    74 of 77

(b)                     NATIONWIDE FINANCIAL SERVICES, INC.
                              DIRECTORS AND OFFICERS

                James F. Laird, Jr.                               Vice President and General
                One Nationwide Plaza                                 Manager and Treasurer
                Columbus, OH  43215

                Peter J. Neckermann                                     Vice President
                One Nationwide Plaza
                Columbus, OH  43215

                Harry S. Schermer                                Vice President - Investments
                One Nationwide Plaza
                Columbus, OH  43215

                Rae I. Mercer                                              Secretary
                One Nationwide Plaza
                Columbus, OH  43215


(c)      NAME OF        NET UNDERWRITING      COMPENSATION ON
         PRINCIPAL        DISCOUNTS AND        REDEMPTION OR      BROKERAGE
       UNDERWRITER        COMMISSIONS          ANNUITIZATION     COMMISSIONS    COMPENSATION
       -----------        -----------          -------------     -----------    ------------


         Nationwide
         Financial             N/A                 N/A               N/A            N/A
          Services,
            Inc.

Item 30.     LOCATION OF ACCOUNTS AND RECORDS

              Gary E. Berndt

              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.     MANAGEMENT SERVICES

             Not Applicable

Item 32.     UNDERTAKINGS

             The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).


                                    75 of 77

                     Offered by Nationwide Life and Annuity
                               Insurance Company





                          NATIONWIDE LIFE AND ANNUITY
                               INSURANCE COMPANY





                        Nationwide VA Separate Account-A


                 Individual Deferred Variable Annuity Contracts





                                   PROSPECTUS





                                December 4, 1995










                                    76 of 77

                                   SIGNATURES

      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment which has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of November, 1995.

                                         NATIONWIDE VA SEPARATE ACCOUNT-A
                                   ---------------------------------------------
                                                   (Registrant)

                                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   ---------------------------------------------
                                                   (Depositor)


                                               By/s/JOSEPH P. RATH
                                   ---------------------------------------------
                                                  Joseph P. Rath
                                                Vice President and
                                            Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of November, 1995.

             SIGNATURE                                  TITLE
LEWIS J. ALPHIN                                        Director
-------------------------------
Lewis J. Alphin

WILLARD J. ENGEL                                       Director
-------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
-------------------------------
Fred C. Finney

PETER F. FRENZER                              President/Chief Operating
-------------------------------                  Officer and Director
Peter F. Frenzer

CHARLES L. FUELLGRAF, JR.                              Director
-------------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                               Chairman of the Board
-------------------------------                      and Director
Henry S. Holloway

D. RICHARD MCFERSON                            Chief Executive Officer
-------------------------------                      and Director
D. Richard McFerson

DAVID O. MILLER                                        Director
-------------------------------
David O. Miller

C. RAY NOECKER                                         Director
-------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President-
-------------------------------                Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                     Director                         By/s/JOSEPH P. RATH
-------------------------------                                                     --------------------------
James F. Patterson                                                                           Joseph P. Rath
                                                                                            Attorney-in-Fact

ROBERT H. RICKEL                                       Director
-------------------------------
Robert H. Rickel

ARDEN L. SHISLER                                       Director
-------------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
-------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
-------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                        Director
-------------------------------
Harold W. Weihl





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